UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

March 31, 2008

1.799850.104

VIPAG-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Internet & Catalog Retail - 2.0%
Priceline.com, Inc. (a)	4,815	$ 581,941
Specialty Retail - 6.4%
Abercrombie & Fitch Co. Class A	11,300	826,482
Urban Outfitters, Inc. (a)	22,692	711,394
Zumiez, Inc. (a)	20,385	319,841
		1,857,717
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	5,290	308,354
TOTAL CONSUMER DISCRETIONARY		2,748,012
ENERGY - 16.2%
Energy Equipment & Services - 5.3%
BJ Services Co.	11,293	321,963
Cameron International Corp. (a)	7,068	294,312
FMC Technologies, Inc. (a)	4,900	278,761
Petroleum Geo-Services ASA	6,950	171,949
Weatherford International Ltd. (a)	6,400	463,808
		1,530,793
Oil, Gas & Consumable Fuels - 10.9%
Chesapeake Energy Corp.	7,500	346,125
CONSOL Energy, Inc.	6,867	475,128
Denbury Resources, Inc. (a)	10,900	311,195
Gulfport Energy Corp. (a)	25,887	274,402
Hess Corp.	3,106	273,887
Peabody Energy Corp.	5,500	280,500
Petrobank Energy & Resources Ltd. (a)	3,080	140,109
Quicksilver Resources, Inc. (a)	9,804	358,140
Range Resources Corp.	5,350	339,458
Southwestern Energy Co. (a)	10,600	357,114
		3,156,058
TOTAL ENERGY		4,686,851
FINANCIALS - 11.1%
Capital Markets - 1.4%
Greenhill & Co., Inc.	5,000	347,800
Indiabulls Securities Ltd. (a)(c)	19,991	49,940
		397,740
Diversified Financial Services - 5.7%
Bolsa de Mercadorias & Futuros - BM&F SA	15,600	140,549
Bovespa Holding SA	10,500	142,110
Indiabulls Financial Services Ltd.	8,146	84,818
IntercontinentalExchange, Inc. (a)	4,234	552,537
JSE Ltd.	36,597	293,314
MarketAxess Holdings, Inc. (a)	15,908	158,126
MSCI, Inc. Class A	10,020	298,095
		1,669,549

	Shares	Value
Real Estate Management & Development - 4.0%
Dev Property Development PLC (a)	142,100	$ 205,832
Indiabulls Real Estate Ltd. (a)	77,869	949,290
		1,155,122
TOTAL FINANCIALS		3,222,411
HEALTH CARE - 33.3%
Biotechnology - 7.4%
Alnylam Pharmaceuticals, Inc. (a)	35,908	876,155
Amylin Pharmaceuticals, Inc. (a)	13,788	402,747
BioMarin Pharmaceutical, Inc. (a)	8,588	303,758
CytRx Corp. (a)	77,924	89,613
Isis Pharmaceuticals, Inc. (a)	29,671	418,658
RXi Pharmaceuticals Corp. (a)	4,892	46,474
RXi Pharmaceuticals Corp. (a)(c)	64	608
		2,138,013
Health Care Equipment & Supplies - 17.8%
ArthroCare Corp. (a)	27,952	932,199
Conceptus, Inc. (a)	17,790	330,182
Cyberonics, Inc. (a)	28,428	412,206
Masimo Corp.	11,100	288,600
NuVasive, Inc. (a)	38,381	1,324,528
St. Jude Medical, Inc. (a)	38,984	1,683,720
TranS1, Inc.	17,402	202,733
		5,174,168
Health Care Providers & Services - 2.1%
athenahealth, Inc.	3,951	93,520
Express Scripts, Inc. (a)	8,077	519,513
		613,033
Health Care Technology - 2.2%
Eclipsys Corp. (a)	12,422	243,595
MedAssets, Inc.	25,941	384,446
		628,041
Life Sciences Tools & Services - 2.8%
AMAG Pharmaceuticals, Inc.	12,278	496,400
QIAGEN NV (a)	15,000	312,000
		808,400
Pharmaceuticals - 1.0%
Allergan, Inc.	4,983	280,991
TOTAL HEALTH CARE		9,642,646
INDUSTRIALS - 7.4%
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	6,800	136,544
Commercial Services & Supplies - 2.9%
CoStar Group, Inc. (a)	5,727	246,261
EnergySolutions, Inc.	7,700	176,638
IHS, Inc. Class A (a)	6,527	419,751
		842,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
URS Corp. (a)	812	$ 26,544
Electrical Equipment - 1.2%
Renewable Energy Corp. AS (a)	12,400	345,743
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	16,140	165,274
Road & Rail - 2.1%
Landstar System, Inc.	11,913	621,382
TOTAL INDUSTRIALS		2,138,137
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.3%
Infinera Corp.	8,200	98,400
Juniper Networks, Inc. (a)	12,267	306,675
Starent Networks Corp.	19,346	261,171
		666,246
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (a)	3,619	326,542
Internet Software & Services - 5.1%
Omniture, Inc. (a)	55,075	1,278,291
WebMD Health Corp. Class A (a)	8,457	199,331
		1,477,622
IT Services - 0.7%
Visa, Inc.	3,100	193,316
Semiconductors & Semiconductor Equipment - 5.1%
Cavium Networks, Inc.	18,000	295,200
Hittite Microwave Corp. (a)	10,587	396,166
KLA-Tencor Corp.	11,500	426,650
Lam Research Corp. (a)	9,295	355,255
		1,473,271
Software - 1.2%
Concur Technologies, Inc. (a)	11,800	366,390
TOTAL INFORMATION TECHNOLOGY		4,503,387
MATERIALS - 5.5%
Metals & Mining - 5.5%
Aquarius Platinum Ltd. (Australia)	23,221	360,615

	Shares	Value
Nucor Corp.	7,941	$ 537,923
Steel Dynamics, Inc.	16,800	555,072
Timminco Ltd. (a)	6,100	144,983
		1,598,593
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc.	9,070	110,835
TOTAL COMMON STOCKS (Cost $30,183,448)		28,650,872
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 2.69% (b) (Cost $507,920)	507,920	507,920
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $30,691,368)	29,158,792
NET OTHER ASSETS - (0.6)%	(184,148)
NET ASSETS - 100%	$ 28,974,644
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,548 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Indiabulls Securities Ltd.	11/29/05 - 9/10/07	$ 28,357
RXi Pharmaceuticals Corp.	3/7/08	$ 38
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,271
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 29,158,792	$ 29,108,852	$ -	$ 49,940
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	21,583
Cost of Purchases	28,357
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 49,940

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $30,958,014. Net unrealized depreciation aggregated $1,799,222, of which $2,555,752 related to appreciated investment securities and $4,354,974 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2008

1.799884.104

VIPBAL-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
ArvinMeritor, Inc.	10,400	$ 130,104
Gentex Corp.	10,200	174,930
Johnson Controls, Inc.	15,200	513,760
The Goodyear Tire & Rubber Co. (a)	12,600	325,080
TRW Automotive Holdings Corp. (a)	4,900	114,513
		1,258,387
Automobiles - 0.3%
Bajaj Auto Ltd. (a)	8,151	137,178
Daimler AG	8,700	744,285
Fiat SpA	39,000	901,194
Renault SA	6,000	663,959
Winnebago Industries, Inc.	6,300	106,470
		2,553,086
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	24,247	189,369
H&R Block, Inc.	34,000	705,840
Regis Corp.	40,266	1,106,912
Service Corp. International	61,100	619,554
Stewart Enterprises, Inc. Class A	124,858	801,588
		3,423,263
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	39,900	740,145
Darden Restaurants, Inc.	10,800	351,540
IHOP Corp.	14,602	699,436
McCormick & Schmick's Seafood Restaurants (a)	12,503	145,660
McDonald's Corp.	77,200	4,305,444
Royal Caribbean Cruises Ltd.	13,900	457,310
Ruth's Chris Steak House, Inc. (a)	33,400	230,794
Texas Roadhouse, Inc. Class A (a)	12,000	117,600
Vail Resorts, Inc. (a)	1,100	53,119
WMS Industries, Inc. (a)	17,250	620,483
		7,721,531
Household Durables - 0.6%
Beazer Homes USA, Inc. (d)	36,831	348,053
Black & Decker Corp.	12,200	806,420
Centex Corp.	11,000	266,310
La-Z-Boy, Inc.	21,000	175,140
Newell Rubbermaid, Inc.	30,600	699,822
Snap-On, Inc.	16,000	813,600
Standard Pacific Corp.	107,600	522,936
The Stanley Works	8,900	423,818
Whirlpool Corp.	18,200	1,579,396
		5,635,495
Leisure Equipment & Products - 0.2%
Brunswick Corp.	14,600	233,162
Callaway Golf Co.	10,000	146,800
Eastman Kodak Co.	32,300	570,741

	Shares	Value
MarineMax, Inc. (a)	12,454	$ 155,177
Mattel, Inc.	36,100	718,390
		1,824,270
Media - 1.4%
Belo Corp. Series A	9,700	102,529
Cinemark Holdings, Inc.	21,700	277,543
Clear Channel Communications, Inc.	35,800	1,046,076
Comcast Corp.:
Class A	31,500	609,210
Class A (special) (non-vtg.)	7,100	134,687
E.W. Scripps Co. Class A	39,000	1,638,390
Grupo Televisa SA de CV (CPO) sponsored ADR	39,100	947,784
Liberty Global, Inc. Class A (a)	19,000	647,520
Liberty Media Corp. - Capital Series A (a)	12,100	190,454
Live Nation, Inc. (a)	138,120	1,675,396
Naspers Ltd. Class N sponsored ADR	25,700	446,813
News Corp. Class A	61,200	1,147,500
R.H. Donnelley Corp. (a)(d)	8,700	44,022
The DIRECTV Group, Inc. (a)	24,800	614,792
Time Warner, Inc.	290,390	4,071,268
Valassis Communications, Inc. (a)(d)	53,202	577,242
Vivendi	4,961	193,828
		14,365,054
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	38,900	758,550
Sears Holdings Corp. (a)(d)	12,100	1,235,289
Target Corp.	17,200	871,696
Tuesday Morning Corp.	18,916	97,985
		2,963,520
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	27,900	949,995
AnnTaylor Stores Corp. (a)	45,700	1,105,026
Asbury Automotive Group, Inc.	22,100	304,096
Christopher & Banks Corp.	23,100	230,769
Collective Brands, Inc. (a)(d)	85,949	1,041,702
Foot Locker, Inc.	72,400	852,148
Home Depot, Inc.	27,000	755,190
OfficeMax, Inc.	29,000	555,060
Pacific Sunwear of California, Inc. (a)	33,900	427,479
PetSmart, Inc.	44,600	911,624
Ross Stores, Inc.	36,900	1,105,524
Sherwin-Williams Co.	1,800	91,872
Staples, Inc.	77,200	1,706,892
Talbots, Inc. (d)	38,300	412,874
The Children's Place Retail Stores, Inc. (a)	43,400	1,065,904
The Game Group PLC	9,000	37,904
The Men's Wearhouse, Inc.	45,489	1,058,529
TJX Companies, Inc.	6,200	205,034
Tween Brands, Inc. (a)	53,100	1,313,694
Williams-Sonoma, Inc.	9,200	223,008
		14,354,324
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	3,300	$ 219,367
Coach, Inc. (a)	21,700	654,255
Polo Ralph Lauren Corp. Class A	1,500	87,435
		961,057
TOTAL CONSUMER DISCRETIONARY		55,059,987
CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Cott Corp. (a)	117,400	417,407
Fomento Economico Mexicano SA de CV sponsored ADR	25,000	1,044,500
Remy Cointreau SA	11,417	767,775
		2,229,682
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	90,074	3,648,898
Rite Aid Corp. (a)	146,200	429,828
SUPERVALU, Inc.	40,391	1,210,922
Sysco Corp.	24,400	708,088
The Pantry, Inc. (a)	8,403	177,135
Winn-Dixie Stores, Inc. (a)	72,727	1,306,177
		7,481,048
Food Products - 0.9%
BioMar Holding AS	2,800	112,620
Bunge Ltd.	6,900	599,472
Campbell Soup Co.	9,700	329,315
Cermaq ASA	40,300	510,397
Chiquita Brands International, Inc. (a)	31,300	723,343
Corn Products International, Inc.	31,615	1,174,181
Global Bio-Chem Technology Group Co. Ltd.	692,000	265,853
Groupe Danone	3,300	295,059
Leroy Seafood Group ASA	37,550	836,853
Lighthouse Caledonia ASA (d)	74,335	61,158
Marine Harvest ASA (a)	2,505,000	1,465,775
McCormick & Co., Inc. (non-vtg.)	21,100	780,067
Nestle SA (Reg.)	1,367	683,053
TreeHouse Foods, Inc. (a)	7,200	164,592
Tyson Foods, Inc. Class A	62,300	993,685
		8,995,423
Household Products - 0.9%
Central Garden & Pet Co. (a)	50,683	233,649
Central Garden & Pet Co. Class A (non-vtg.) (a)	80,050	355,422
Energizer Holdings, Inc. (a)	8,500	769,080
Procter & Gamble Co.	104,840	7,346,139
		8,704,290
Personal Products - 0.3%
Avon Products, Inc.	63,900	2,526,606
Dabur India Ltd.	22,675	62,763

	Shares	Value
Estee Lauder Companies, Inc. Class A	2,700	$ 123,795
Marico Ltd.	39,425	66,775
		2,779,939
Tobacco - 0.3%
Altria Group, Inc.	88,385	1,962,147
British American Tobacco PLC	19,300	731,084
ITC Ltd.	14,305	73,705
Japan Tobacco, Inc.	95	475,213
		3,242,149
TOTAL CONSUMER STAPLES		33,432,531
ENERGY - 10.5%
Energy Equipment & Services - 5.5%
BJ Services Co.	23,400	667,134
Cameron International Corp. (a)	18,500	770,340
ENGlobal Corp. (a)	16,535	141,374
Expro International Group PLC	149,890	3,479,805
Exterran Holdings, Inc. (a)	14,047	906,593
FMC Technologies, Inc. (a)	9,100	517,699
Global Industries Ltd. (a)	17,123	275,509
Grey Wolf, Inc. (a)	71,250	483,075
Helix Energy Solutions Group, Inc. (a)	19,100	601,650
Nabors Industries Ltd. (a)	15,200	513,304
National Oilwell Varco, Inc. (a)	434,300	25,354,430
Noble Corp.	29,600	1,470,232
Oceaneering International, Inc. (a)	6,680	420,840
Parker Drilling Co. (a)	112,803	728,707
Petroleum Geo-Services ASA	21,150	523,268
Pride International, Inc. (a)	123,300	4,309,335
Smith International, Inc.	74,400	4,778,712
Superior Energy Services, Inc. (a)	27,444	1,087,331
Transocean, Inc. (a)	12,072	1,632,134
Weatherford International Ltd. (a)	81,974	5,940,656
		54,602,128
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	25,900	1,125,096
Apache Corp.	7,200	869,904
Arch Coal, Inc.	25,212	1,096,722
Aurora Oil & Gas Corp. (a)	125,690	80,442
Boardwalk Pipeline Partners, LP	14,841	365,237
Cabot Oil & Gas Corp.	25,300	1,286,252
Canadian Natural Resources Ltd.	11,600	794,011
Chesapeake Energy Corp.	58,700	2,709,005
Cimarex Energy Co.	4,700	257,278
Concho Resources, Inc.	15,100	387,164
Denbury Resources, Inc. (a)	22,800	650,940
El Paso Corp.	5,600	93,184
El Paso Pipeline Partners LP	14,600	330,836
Ellora Energy, Inc. (a)(e)	30,267	310,237
Energy Transfer Equity LP	21,700	677,908
EOG Resources, Inc.	24,700	2,964,000
Evergreen Energy, Inc. (a)(d)	117,045	180,249
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. (a)	18,100	$ 886,176
Foundation Coal Holdings, Inc.	25,900	1,303,547
Goodrich Petroleum Corp. (a)(d)	27,800	836,224
Hess Corp.	9,318	821,661
International Coal Group, Inc. (a)	102,187	648,887
James River Coal Co. (a)	56,124	983,292
Kodiak Oil & Gas Corp. (a)	72,060	120,340
Mariner Energy, Inc. (a)	16,700	451,067
Massey Energy Co.	2,900	105,850
OPTI Canada, Inc. (a)	45,900	773,495
Peabody Energy Corp.	11,800	601,800
Petrohawk Energy Corp. (a)	93,500	1,885,895
Petroleum Development Corp. (a)	4,400	304,788
Plains Exploration & Production Co. (a)	22,000	1,169,080
Quicksilver Resources, Inc. (a)	49,000	1,789,970
Range Resources Corp.	59,150	3,753,068
Reliance Industries Ltd.	1,445	81,791
Southwestern Energy Co. (a)	57,400	1,933,806
Suncor Energy, Inc.	9,700	937,402
Sunoco, Inc.	13,000	682,110
Tesoro Corp.	12,900	387,000
Ultra Petroleum Corp. (a)	17,000	1,317,500
Uranium One, Inc. (a)	51,200	168,572
Valero Energy Corp.	244,297	11,997,426
Western Refining, Inc.	2,700	36,369
Williams Companies, Inc.	35,700	1,177,386
XTO Energy, Inc.	17,750	1,098,015
		50,430,982
TOTAL ENERGY		105,033,110
FINANCIALS - 13.2%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	5,000	453,700
Ameriprise Financial, Inc.	15,380	797,453
Ares Capital Corp.	105,596	1,327,342
Ares Capital Corp. rights 4/21/08 (a)	37,098	20,775
Bank of New York Mellon Corp.	77,454	3,232,155
Charles Schwab Corp.	21,700	408,611
EFG International	15,375	526,356
Fortress Investment Group LLC	22,300	273,844
Franklin Resources, Inc.	24,800	2,405,352
Goldman Sachs Group, Inc.	25,100	4,151,289
Greenhill & Co., Inc.	12,735	885,847
Janus Capital Group, Inc.	10,000	232,700
Julius Baer Holding AG	20,368	1,501,221
KBW, Inc. (a)	2,800	61,740
Legg Mason, Inc.	28,400	1,589,832
Lehman Brothers Holdings, Inc.	204,295	7,689,664
MF Global Ltd.	32,300	320,093

	Shares	Value
Morgan Stanley	22,600	$ 1,032,820
State Street Corp.	11,813	933,227
T. Rowe Price Group, Inc.	41,330	2,066,500
The Blackstone Group LP	21,100	335,068
		30,245,589
Commercial Banks - 1.2%
Bank of Montreal	3,500	156,658
First Community Bancorp, California	9,200	247,020
M&T Bank Corp.	7,500	603,600
National Bank of Canada	12,100	563,865
PNC Financial Services Group, Inc.	45,500	2,983,435
Prosperity Bancshares, Inc.	9,000	257,940
Sterling Financial Corp., Washington	35,953	561,226
SunTrust Banks, Inc.	12,100	667,194
UCBH Holdings, Inc.	81,400	631,664
UniCredit SpA	85,000	568,525
UnionBanCal Corp.	500	24,540
Wachovia Corp.	47,727	1,288,629
Wells Fargo & Co.	69,199	2,013,691
Wintrust Financial Corp.	7,700	269,115
Zions Bancorp	14,100	642,255
		11,479,357
Consumer Finance - 0.3%
American Express Co.	23,000	1,005,560
Capital One Financial Corp.	15,900	782,598
Discover Financial Services	42,500	695,725
		2,483,883
Diversified Financial Services - 3.3%
Bajaj Finserv Ltd. (a)	8,151	114,362
Bajaj Holdings & Investment Ltd.	8,151	140,805
Bank of America Corp.	265,705	10,072,877
Bolsa de Mercadorias & Futuros - BM&F SA	70,600	636,076
Bovespa Holding SA	39,000	527,838
CIT Group, Inc.	7,200	85,320
Citigroup, Inc.	321,080	6,877,534
Deutsche Boerse AG	4,900	789,216
JPMorgan Chase & Co.	284,200	12,206,390
Kotak Mahindra Bank Ltd. sponsored GDR (e)	6,383	99,604
Maiden Holdings Ltd. (e)	19,000	152,000
MarketAxess Holdings, Inc. (a)	6,995	69,530
Onex Corp. (sub. vtg.)	8,800	256,731
PICO Holdings, Inc. (a)	49,556	1,498,078
		33,526,361
Insurance - 2.4%
ACE Ltd.	43,100	2,373,086
Admiral Group PLC	11,900	189,609
AFLAC, Inc.	2,991	194,265
AMBAC Financial Group, Inc.	50,900	292,675
American International Group, Inc.	196,850	8,513,763
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Argo Group International Holdings, Ltd. (a)	2,900	$ 103,008
Aspen Insurance Holdings Ltd.	28,700	757,106
Assured Guaranty Ltd.	4,900	116,326
Hartford Financial Services Group, Inc.	23,500	1,780,595
IPC Holdings Ltd.	10,000	280,000
LandAmerica Financial Group, Inc.	10,404	410,646
MBIA, Inc.	59,900	731,978
MetLife, Inc.	27,100	1,633,046
Montpelier Re Holdings Ltd.	27,400	439,770
National Financial Partners Corp.	30,960	695,671
Platinum Underwriters Holdings Ltd.	14,600	473,916
Principal Financial Group, Inc.	29,100	1,621,452
Prudential Financial, Inc.	30,700	2,402,275
Stewart Information Services Corp.	14,004	391,972
T&D Holdings, Inc.	12,600	668,184
		24,069,343
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	7,200	667,584
American Financial Realty Trust (SBI)	8,899	70,658
Annaly Capital Management, Inc.	89,149	1,365,763
British Land Co. PLC	30,600	557,088
CapitalSource, Inc. (d)	16,700	161,489
Chimera Investment Corp.	13,000	159,900
Developers Diversified Realty Corp.	32,300	1,352,724
Duke Realty LP	29,100	663,771
Friedman, Billings, Ramsey Group, Inc. Class A	9,400	15,980
General Growth Properties, Inc.	48,000	1,832,160
HCP, Inc.	16,000	540,960
Healthcare Realty Trust, Inc.	18,700	489,005
Highwoods Properties, Inc. (SBI)	15,700	487,799
Home Properties, Inc.	2,300	110,377
MFA Mortgage Investments, Inc.	37,600	236,880
Public Storage	5,800	513,996
Senior Housing Properties Trust (SBI)	12,500	296,250
Simon Property Group, Inc.	3,300	306,603
SL Green Realty Corp.	6,910	562,958
Sovran Self Storage, Inc.	5,700	243,447
Tanger Factory Outlet Centers, Inc.	7,400	284,678
UDR, Inc.	55,600	1,363,312
Unibail-Rodamco	100	25,660
Vornado Realty Trust	12,300	1,060,383
		13,369,425
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	78,672	1,702,462
Forestar Real Estate Group, Inc. (a)	33,388	831,695
Kenedix, Inc.	53	58,659
The St. Joe Co.	14,100	605,313
		3,198,129

	Shares	Value
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	151,200	$ 831,600
Fannie Mae	149,500	3,934,840
Freddie Mac	128,100	3,243,492
Hudson City Bancorp, Inc.	110,607	1,955,532
IndyMac Bancorp, Inc.	18,041	89,483
MGIC Investment Corp.	45,000	473,850
New York Community Bancorp, Inc.	55,600	1,013,032
NewAlliance Bancshares, Inc.	24,400	299,144
People's United Financial, Inc.	50,620	876,232
Washington Federal, Inc.	47,088	1,075,490
		13,792,695
TOTAL FINANCIALS		132,164,782
HEALTH CARE - 4.8%
Biotechnology - 0.9%
Amgen, Inc. (a)	48,000	2,005,440
Biogen Idec, Inc. (a)	17,400	1,073,406
Cephalon, Inc. (a)	19,086	1,229,138
Cubist Pharmaceuticals, Inc. (a)	33,394	615,117
DUSA Pharmaceuticals, Inc. (a)	53,250	133,658
Genentech, Inc. (a)	9,950	807,741
Gilead Sciences, Inc. (a)	25,300	1,303,709
MannKind Corp. (a)	42,684	254,823
PDL BioPharma, Inc. (a)	9,694	102,659
Theravance, Inc. (a)(d)	73,260	771,428
Vertex Pharmaceuticals, Inc. (a)	35,500	848,095
		9,145,214
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	6,180	879,105
American Medical Systems Holdings, Inc. (a)	113,500	1,610,565
Aspect Medical Systems, Inc. (a)(d)	9,200	56,120
Boston Scientific Corp. (a)	23,050	296,654
Covidien Ltd.	36,075	1,596,319
Hillenbrand Industries, Inc.	38,712	1,850,434
Integra LifeSciences Holdings Corp. (a)	26,800	1,164,996
Inverness Medical Innovations, Inc. (a)	14,724	443,192
Medtronic, Inc.	16,600	802,942
Micrus Endovascular Corp. (a)	12,600	155,736
Orthofix International NV (a)	9,804	389,905
Philip Morris International, Inc. (a)	79,085	4,000,119
Quidel Corp. (a)	5,641	90,594
Smith & Nephew PLC	53,400	704,773
Sonova Holding AG	10,006	917,834
		14,959,288
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	71,888	506,443
Brookdale Senior Living, Inc. (d)	31,344	749,122
Cardinal Health, Inc.	3,400	178,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	13,800	$ 659,088
Health Net, Inc. (a)	13,600	418,880
HealthSouth Corp. (a)(d)	32,183	572,536
Henry Schein, Inc. (a)	1,800	103,320
Humana, Inc. (a)	14,714	660,070
McKesson Corp.	20,800	1,089,296
Patterson Companies, Inc. (a)	10,300	373,890
PSS World Medical, Inc. (a)	6,300	104,958
Sunrise Senior Living, Inc. (a)	31,477	701,308
Tenet Healthcare Corp. (a)	66,408	375,869
UnitedHealth Group, Inc.	54,665	1,878,289
Universal American Financial Corp. (a)	24,537	260,092
Universal Health Services, Inc. Class B	7,620	409,118
VCA Antech, Inc. (a)	31,200	853,320
		9,894,133
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	31,400	324,048
HLTH Corp. (a)	57,600	549,504
IMS Health, Inc.	34,040	715,180
		1,588,732
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	4,400	144,584
Bruker BioSciences Corp. (a)	45,303	697,213
Charles River Laboratories International, Inc. (a)	18,200	1,072,708
Pharmaceutical Product Development, Inc.	22,386	937,973
Thermo Fisher Scientific, Inc. (a)	9,300	528,612
Varian, Inc. (a)	6,068	351,459
		3,732,549
Pharmaceuticals - 0.9%
Alpharma, Inc. Class A (a)	16,600	435,086
Barr Pharmaceuticals, Inc. (a)	26,600	1,285,046
Cipla Ltd.	20,352	111,852
Jazz Pharmaceuticals, Inc. (d)	36,400	328,328
Merck & Co., Inc.	54,800	2,079,660
Schering-Plough Corp.	106,100	1,528,901
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,700	78,523
Wyeth	63,900	2,668,464
XenoPort, Inc. (a)	8,600	348,042
		8,863,902
TOTAL HEALTH CARE		48,183,818
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.3%
Finmeccanica SpA	14,800	503,245
General Dynamics Corp.	32,600	2,717,862
Heico Corp. Class A	5,396	211,685

	Shares	Value
Hexcel Corp. (a)	53,078	$ 1,014,321
Honeywell International, Inc.	27,200	1,534,624
Orbital Sciences Corp. (a)	41,850	1,008,585
Raytheon Co.	23,100	1,492,491
Raytheon Co. warrants 6/16/11 (a)	200	5,580
Rockwell Collins, Inc.	10,200	582,930
Spirit AeroSystems Holdings, Inc. Class A (a)	34,600	767,428
Triumph Group, Inc.	4,100	233,413
United Technologies Corp.	49,400	3,399,708
		13,471,872
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	6,225	338,640
Expeditors International of Washington, Inc.	200	9,036
FedEx Corp.	10,600	982,302
Forward Air Corp.	35,500	1,258,120
United Parcel Service, Inc. Class B	17,800	1,299,756
UTI Worldwide, Inc.	42,100	845,368
		4,733,222
Airlines - 0.2%
AirTran Holdings, Inc. (a)	84,200	555,720
Delta Air Lines, Inc. (a)	36,900	317,340
easyJet PLC (a)	7,900	58,196
Frontier Airlines Holdings, Inc. (a)(d)	22,000	55,660
Northwest Airlines Corp. (a)	46,300	416,237
US Airways Group, Inc. (a)	21,100	188,001
		1,591,154
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	49,869	676,722
Allied Waste Industries, Inc. (a)	115,000	1,243,150
CDI Corp.	2,690	67,385
Clean Harbors, Inc. (a)	18,265	1,187,225
Consolidated Graphics, Inc. (a)	1,103	61,823
Covanta Holding Corp. (a)	33,100	910,250
Diamond Management & Technology Consultants, Inc.	12,667	81,702
EnergySolutions, Inc.	6,700	153,698
Equifax, Inc.	20,020	690,290
GeoEye, Inc. (a)	18,456	479,671
IHS, Inc. Class A (a)	4,000	257,240
Kenexa Corp. (a)	3,300	60,984
Manpower, Inc.	2,900	163,154
Monster Worldwide, Inc. (a)	4,800	116,208
R.R. Donnelley & Sons Co.	8,700	263,697
Robert Half International, Inc.	17,400	447,876
The Brink's Co.	14,700	987,546
Waste Management, Inc.	28,100	943,036
		8,791,657
Construction & Engineering - 1.7%
AMEC PLC	34,500	495,284
Chicago Bridge & Iron Co. NV (NY Shares)	110,600	4,339,944
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	20,700	$ 2,922,012
Great Lakes Dredge & Dock Corp.	120,651	623,766
Shaw Group, Inc. (a)	101,500	4,784,710
URS Corp. (a)	112,512	3,678,017
		16,843,733
Electrical Equipment - 0.7%
ABB Ltd. sponsored ADR	30,800	829,136
Acuity Brands, Inc.	17,500	751,625
Belden, Inc.	13,200	466,224
Cooper Industries Ltd. Class A	31,200	1,252,680
JA Solar Holdings Co. Ltd. ADR	75,800	1,409,880
Renewable Energy Corp. AS (a)	50,600	1,410,855
Rockwell Automation, Inc.	3,400	195,228
Vestas Wind Systems AS (a)	6,800	742,784
Zumtobel AG	12,500	331,901
		7,390,313
Industrial Conglomerates - 0.4%
3M Co.	5,900	466,985
General Electric Co.	13,800	510,738
McDermott International, Inc. (a)	29,700	1,628,154
Siemens AG sponsored ADR	14,800	1,612,312
Walter Industries, Inc.	4,600	288,098
		4,506,287
Machinery - 0.8%
Bucyrus International, Inc. Class A	14,834	1,507,876
CIRCOR International, Inc.	22,800	1,054,500
Cummins, Inc.	17,200	805,304
Danaher Corp.	9,200	699,476
Eaton Corp.	3,500	278,845
Flowserve Corp.	7,600	793,288
Force Protection, Inc. (a)	130,627	262,560
Ingersoll-Rand Co. Ltd. Class A	26,200	1,167,996
Navistar International Corp. (a)	9,500	571,425
NGK Insulators Ltd.	9,000	160,986
Oshkosh Co.	13,800	500,664
Sulzer AG (Reg.)	290	383,396
		8,186,316
Marine - 0.3%
Alexander & Baldwin, Inc.	32,750	1,410,870
American Commercial Lines, Inc. (a)(d)	84,423	1,333,883
Navios Maritime Holdings, Inc.	44,700	414,816
Ultrapetrol (Bahamas) Ltd. (a)	1,700	17,408
		3,176,977
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	9,100	839,202
Con-way, Inc.	6,460	319,641
J.B. Hunt Transport Services, Inc.	23,900	751,177
Ryder System, Inc.	10,900	663,919

	Shares	Value
Union Pacific Corp.	10,000	$ 1,253,800
Universal Truckload Services, Inc. (a)	27,493	573,779
YRC Worldwide, Inc. (a)(d)	49,315	647,013
		5,048,531
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	31,000	1,131,190
TOTAL INDUSTRIALS		74,871,252
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.1%
Adtran, Inc.	83,077	1,536,925
Alcatel-Lucent SA sponsored ADR	101,362	583,845
Cisco Systems, Inc. (a)	137,500	3,312,375
Corning, Inc.	3,500	84,140
Dycom Industries, Inc. (a)	53,900	647,339
Finisar Corp. (a)	167,023	213,789
Harris Corp.	40,700	1,975,171
Juniper Networks, Inc. (a)	30,280	757,000
MasTec, Inc. (a)	44,700	366,987
Motorola, Inc.	100,200	931,860
Powerwave Technologies, Inc. (a)	131,986	336,564
		10,745,995
Computers & Peripherals - 0.8%
Apple, Inc. (a)	1,800	258,300
Diebold, Inc.	16,400	615,820
Hewlett-Packard Co.	62,500	2,853,750
Hutchinson Technology, Inc. (a)	26,500	421,615
Intermec, Inc. (a)	6,300	139,797
NCR Corp. (a)	55,700	1,271,631
NetApp, Inc. (a)	26,650	534,333
Seagate Technology	12,627	264,409
Teradata Corp. (a)	28,600	630,916
Western Digital Corp. (a)	53,200	1,438,528
		8,429,099
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	1,900	56,677
Amphenol Corp. Class A	75,100	2,797,475
Arrow Electronics, Inc. (a)	27,500	925,375
Avnet, Inc. (a)	36,600	1,197,918
Bell Microproducts, Inc. (a)	14,913	30,423
Cogent, Inc. (a)	58,948	555,880
Flextronics International Ltd. (a)	105,500	990,645
Ibiden Co. Ltd.	3,900	154,673
Ingram Micro, Inc. Class A (a)	75,300	1,191,999
Itron, Inc. (a)	46,500	4,195,695
Tyco Electronics Ltd.	40,475	1,389,102
		13,485,862
Internet Software & Services - 0.6%
eBay, Inc. (a)	4,200	125,328
Google, Inc. Class A (sub. vtg.) (a)	4,660	2,052,590
LoopNet, Inc. (a)	52,161	662,445
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	20,200	$ 639,096
TheStreet.com, Inc.	10,961	88,565
ValueClick, Inc. (a)	16,925	291,956
VeriSign, Inc. (a)	41,700	1,386,108
Yahoo!, Inc. (a)	34,500	998,085
		6,244,173
IT Services - 1.2%
Accenture Ltd. Class A	10,200	358,734
CACI International, Inc. Class A (a)	20,715	943,568
Cognizant Technology Solutions Corp. Class A (a)	11,852	341,693
NeuStar, Inc. Class A (a)	45,400	1,202,192
Patni Computer Systems Ltd. sponsored ADR	23,800	272,034
Paychex, Inc.	11,900	407,694
Perot Systems Corp. Class A (a)	86,600	1,302,464
Sapient Corp. (a)	94,900	660,504
Satyam Computer Services Ltd. sponsored ADR	27,800	628,002
SI International, Inc. (a)	3,400	65,246
SRA International, Inc. Class A (a)	27,600	670,956
The Western Union Co.	47,600	1,012,452
Unisys Corp. (a)	262,008	1,160,695
Visa, Inc.	45,100	2,812,436
WNS Holdings Ltd. ADR (a)	10,754	166,149
		12,004,819
Office Electronics - 0.1%
Xerox Corp.	66,300	992,511
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	165,550	975,090
Altera Corp.	30,900	569,487
Analog Devices, Inc.	38,500	1,136,520
Applied Materials, Inc.	37,700	735,527
ASAT Holdings Ltd.	6,352	191
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	32
Atmel Corp. (a)	726,187	2,527,131
Axcelis Technologies, Inc. (a)	146,400	819,840
Cymer, Inc. (a)	16,500	429,660
Cypress Semiconductor Corp. (a)	93,800	2,214,618
Fairchild Semiconductor International, Inc. (a)	97,200	1,158,624
FormFactor, Inc. (a)	30,911	590,400
Hittite Microwave Corp. (a)	22,028	824,288
Integrated Device Technology, Inc. (a)	116,200	1,037,666
Intersil Corp. Class A	18,512	475,203
LTX Corp. (a)	104,923	329,458
Maxim Integrated Products, Inc.	133,700	2,726,143
Microchip Technology, Inc.	33,500	1,096,455
National Semiconductor Corp.	85,800	1,571,856

	Shares	Value
NEC Electronics Corp. (a)	6,900	$ 134,512
ON Semiconductor Corp. (a)	105,335	598,303
Rudolph Technologies, Inc. (a)	26,176	255,740
Samsung Electronics Co. Ltd.	370	232,744
Semitool, Inc. (a)	38,721	322,159
Spansion, Inc. Class A (a)	65,739	180,782
Teradyne, Inc. (a)	105,580	1,311,304
Varian Semiconductor Equipment Associates, Inc. (a)	76,700	2,159,105
Xilinx, Inc.	37,920	900,600
Zoran Corp. (a)	3,600	49,176
		25,362,614
Software - 0.8%
Activision, Inc. (a)	12,500	341,375
Electronic Arts, Inc. (a)	12,000	599,040
Fair Isaac Corp.	4,200	90,384
McAfee, Inc. (a)	17,600	582,384
Microsoft Corp.	32,000	908,160
Misys PLC	162,700	447,130
Nintendo Co. Ltd.	2,900	1,517,217
Oracle Corp. (a)	40,200	786,312
Quest Software, Inc. (a)	69,920	913,854
Sourcefire, Inc.	47,875	285,335
THQ, Inc. (a)	41,700	909,060
Ubisoft Entertainment SA (a)	5,600	482,408
		7,862,659
TOTAL INFORMATION TECHNOLOGY		85,127,732
MATERIALS - 4.1%
Chemicals - 2.1%
Airgas, Inc.	14,459	657,451
Albemarle Corp.	14,200	518,584
Arkema sponsored ADR (a)	19,200	1,073,549
Ashland, Inc.	8,000	378,400
Calgon Carbon Corp. (a)	53,354	802,978
Celanese Corp. Class A	51,600	2,014,980
Chemtura Corp.	118,700	871,258
Georgia Gulf Corp.	15,200	105,336
Hercules, Inc.	83,524	1,527,654
Israel Chemicals Ltd.	64,500	902,597
Linde AG	3,400	480,314
Methanex Corp.	3,300	86,791
Monsanto Co.	31,500	3,512,250
Rockwood Holdings, Inc. (a)	4,100	134,357
Spartech Corp.	45,237	382,253
The Mosaic Co. (a)	60,500	6,207,300
Tokai Carbon Co. Ltd.	23,000	235,876
Tronox, Inc.:
Class A	31,500	125,685
Class B	72,700	283,530
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	7,000	$ 138,880
W.R. Grace & Co. (a)	3,300	75,306
		20,515,329
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	7,600	227,772
Smurfit-Stone Container Corp. (a)	74,202	571,355
Temple-Inland, Inc.	46,926	596,899
		1,396,026
Metals & Mining - 1.9%
Alamos Gold, Inc. (a)	61,300	358,270
Alcoa, Inc.	89,600	3,230,976
Allegheny Technologies, Inc.	10,300	735,008
Anglo Platinum Ltd.	4,400	645,615
ArcelorMittal SA (NY Reg.) Class A	11,925	975,465
Carpenter Technology Corp.	21,500	1,203,355
Century Aluminum Co. (a)	1,700	112,608
Eldorado Gold Corp. (a)	64,800	446,897
Gabriel Resources Ltd. (a)	53,300	87,743
IAMGOLD Corp.	6,900	51,148
Ivanhoe Mines Ltd. (a)	82,700	861,962
Labrador Iron Ore Royal, Inc. Fund	1,400	74,950
Lihir Gold Ltd. (a)	146,101	479,422
Newcrest Mining Ltd.	47,900	1,461,039
Nucor Corp.	4,200	284,508
Polymet Mining Corp. (a)	12,700	40,577
Reliance Steel & Aluminum Co.	30,700	1,837,702
Silver Wheaton Corp. (a)	6,000	93,103
Steel Dynamics, Inc.	15,908	525,600
Stillwater Mining Co. (a)(d)	58,700	908,089
Titanium Metals Corp. (d)	189,918	2,858,266
Yamana Gold, Inc.	117,920	1,729,861
		19,002,164
TOTAL MATERIALS		40,913,519
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	440,700	16,878,810
Cincinnati Bell, Inc. (a)	261,114	1,112,346
Cogent Communications Group, Inc. (a)	11,700	214,227
Covad Communications Group, Inc. (a)	342,660	332,380
Qwest Communications International, Inc.	267,000	1,209,510
Verizon Communications, Inc.	203,700	7,424,865
		27,172,138
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L sponsored ADR	11,800	751,542

	Shares	Value
American Tower Corp. Class A (a)	44,670	$ 1,751,511
DigitalGlobe, Inc. (a)(e)	163	408
NII Holdings, Inc. (a)	10,800	343,224
Vivo Participacoes SA (PN) sponsored ADR	39,300	234,228
		3,080,913
TOTAL TELECOMMUNICATION SERVICES		30,253,051
UTILITIES - 3.5%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	18,337	926,019
DPL, Inc.	16,800	430,752
E.ON AG	7,200	1,332,768
Edison International	22,100	1,083,342
Entergy Corp.	15,100	1,647,108
Exelon Corp.	16,159	1,313,242
FirstEnergy Corp.	7,600	521,512
Pepco Holdings, Inc.	27,948	690,875
PPL Corp.	45,500	2,089,360
Public Power Corp. of Greece	11,200	489,745
		10,524,723
Gas Utilities - 0.2%
Atmos Energy Corp.	1,800	45,900
Energen Corp.	2,500	155,750
Equitable Resources, Inc.	18,600	1,095,540
Gaz de France	400	24,146
Questar Corp.	11,100	627,816
		1,949,152
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	166,500	2,775,555
Constellation Energy Group, Inc.	43,700	3,857,399
NRG Energy, Inc. (a)	192,820	7,518,052
Reliant Energy, Inc. (a)	184,781	4,370,071
		18,521,077
Multi-Utilities - 0.4%
CMS Energy Corp.	55,600	752,824
OGE Energy Corp.	8,265	257,620
PNM Resources, Inc.	5,300	66,091
Public Service Enterprise Group, Inc.	38,000	1,527,220
RWE AG	1,800	221,238
Sempra Energy	8,500	452,880
Suez SA (France)	7,600	498,730
Wisconsin Energy Corp.	10,500	461,895
		4,238,498
TOTAL UTILITIES		35,233,450
TOTAL COMMON STOCKS (Cost $661,364,479)		640,273,232
Convertible Preferred Stocks - 0.2%
	Shares	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co.	1,100	$ 133,854
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	11,258	528,329
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. Series R, 7.75%	200	139,025
TOTAL FINANCIALS		667,354
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	6,100	859,051
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,559,374)		1,660,259
Corporate Bonds - 0.1%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (e)	$ 180,000	110,700
McMoRan Exploration Co. 6% 7/2/08	240,000	295,123
		405,823
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e)	186,000	173,910
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	140,000	147,978
TOTAL HEALTH CARE		321,888

	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (e)	$ 90,000	$ 106,425
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (e)	180,000	126,900
TOTAL CONVERTIBLE BONDS		961,036
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.2% 7/18/36	25,000	23,610
TOTAL CORPORATE BONDS (Cost $1,142,595)		984,646
Fixed-Income Funds - 28.7%
	Shares
Fidelity High Income Central Fund 2 (f)	170,400	17,028,050
Fidelity VIP Investment Grade Central Fund (f)	2,647,485	270,758,336
TOTAL FIXED-INCOME FUNDS (Cost $289,890,102)		287,786,386
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 2.69% (b)	78,762,051	78,762,051
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	8,385,870	8,385,870
TOTAL MONEY MARKET FUNDS (Cost $87,147,921)		87,147,921
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,041,104,471)	1,017,852,444
NET OTHER ASSETS - (1.5)%	(15,063,079)
NET ASSETS - 100%	$ 1,002,789,365
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,080,184 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 470,194
Fidelity High Income Central Fund 2	3,960
Fidelity Securities Lending Cash Central Fund	64,747
Fidelity VIP Investment Grade Central Fund	3,173,820
Total	$ 3,712,721
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ -	$ 17,039,978*	$ -	$ 17,028,050	4.0%
Fidelity VIP Investment Grade Central Fund	247,813,945	23,714,124	-	270,758,336	7.4%
Total	$ 247,813,945	$ 40,754,102	$ -	$ 287,786,386
*Includes the value of shares received through in-kind contributions.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,017,852,444	$ 1,009,549,205	$ 7,741,462	$ 561,777
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 363,204
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(161,194)
Cost of Purchases	359,767
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 561,777

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,038,963,691. Net unrealized depreciation aggregated $21,111,247, of which $67,139,213 related to appreciated investment securities and $88,250,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2008

1.799855.104

VIPDCA-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)	16,600	$ 428,280
Automobiles - 2.6%
Fiat SpA	38,426	887,931
Harley-Davidson, Inc.	5,700	213,750
Renault SA	7,800	863,147
		1,964,828
Diversified Consumer Services - 1.1%
ITT Educational Services, Inc. (a)	18,100	831,333
Hotels, Restaurants & Leisure - 2.0%
Accor SA	12,573	918,156
Paddy Power PLC (Ireland)	14,200	524,986
Six Flags, Inc. (a)	40,400	66,256
		1,509,398
Internet & Catalog Retail - 0.9%
B2W Companhia Global Do Varejo	2,400	81,842
Priceline.com, Inc. (a)	5,155	623,033
		704,875
Media - 7.7%
Mediacom Communications Corp. Class A (a)	33,449	144,834
The Walt Disney Co.	169,100	5,306,356
Viacom, Inc. Class B (non-vtg.) (a)	1,300	51,506
Wolters Kluwer NV (Certificaten Van Aandelen)	15,600	412,981
		5,915,677
Multiline Retail - 0.6%
Saks, Inc. (a)	39,200	488,824
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	21,600	1,579,824
bebe Stores, Inc.	15,400	165,550
Guess?, Inc.	20,194	817,251
Lumber Liquidators, Inc.	1,100	11,660
		2,574,285
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	11,200	1,207,584
Warnaco Group, Inc. (a)	4,900	193,256
		1,400,840
TOTAL CONSUMER DISCRETIONARY		15,818,340
CONSUMER STAPLES - 1.6%
Personal Products - 0.2%
Bare Escentuals, Inc. (a)	7,100	166,282
Tobacco - 1.4%
Reynolds American, Inc.	18,100	1,068,443
TOTAL CONSUMER STAPLES		1,234,725

	Shares	Value
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	2,600	$ 314,132
Chesapeake Energy Corp.	8,400	387,660
EOG Resources, Inc.	2,600	312,000
Hess Corp.	6,200	546,716
Petroleo Brasileiro SA - Petrobras sponsored ADR	15,400	1,572,494
XTO Energy, Inc.	24,375	1,507,838
		4,640,840
FINANCIALS - 6.4%
Capital Markets - 2.9%
Investment Technology Group, Inc. (a)	1,800	83,124
Janus Capital Group, Inc.	27,800	646,906
Jefferies Group, Inc.	12,301	198,415
MF Global Ltd.	5,622	55,714
T. Rowe Price Group, Inc.	24,272	1,213,600
		2,197,759
Diversified Financial Services - 1.0%
Bolsa de Mercadorias & Futuros - BM&F SA	19,000	171,182
Bovespa Holding SA	13,000	175,946
CME Group, Inc.	901	422,659
		769,787
Real Estate Management & Development - 2.5%
CB Richard Ellis Group, Inc. Class A (a)	75,092	1,624,991
Jones Lang LaSalle, Inc.	4,400	340,296
		1,965,287
TOTAL FINANCIALS		4,932,833
HEALTH CARE - 16.0%
Biotechnology - 8.8%
Biogen Idec, Inc. (a)	79,151	4,882,825
Genentech, Inc. (a)	22,228	1,804,469
		6,687,294
Health Care Equipment & Supplies - 0.0%
Medtronic, Inc.	200	9,674
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	11,400	733,248
VCA Antech, Inc. (a)	22,300	609,905
		1,343,153
Life Sciences Tools & Services - 0.8%
Techne Corp. (a)	5,337	359,500
Varian, Inc. (a)	4,500	260,640
		620,140
Pharmaceuticals - 4.6%
Allergan, Inc.	20,237	1,141,164
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	113,745	$ 2,372,721
Questcor Pharmaceuticals, Inc. (a)	8,348	34,394
		3,548,279
TOTAL HEALTH CARE		12,208,540
INDUSTRIALS - 21.2%
Aerospace & Defense - 0.6%
Raytheon Co.	7,329	473,527
Airlines - 6.5%
AMR Corp. (a)	176,200	1,589,324
Continental Airlines, Inc. Class B (a)	68,300	1,313,409
Ryanair Holdings PLC sponsored ADR (a)	31,098	879,451
UAL Corp.	36,560	787,137
US Airways Group, Inc. (a)	44,300	394,713
		4,964,034
Electrical Equipment - 5.4%
ABB Ltd. sponsored ADR	33,700	907,204
Alstom SA	14,010	3,036,995
Schneider Electric SA	1,605	207,658
		4,151,857
Machinery - 3.4%
Caterpillar, Inc.	5,300	414,937
Cummins, Inc.	21,166	990,992
Deere & Co.	14,920	1,200,165
		2,606,094
Road & Rail - 5.3%
All America Latina Logistica SA unit	20,000	200,593
Hertz Global Holdings, Inc. (a)	31,407	378,768
Norfolk Southern Corp.	31,342	1,702,497
Union Pacific Corp.	13,900	1,742,782
		4,024,640
TOTAL INDUSTRIALS		16,220,152
INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 0.8%
Foundry Networks, Inc. (a)	13,100	151,698
Nokia Corp. sponsored ADR	14,400	458,352
		610,050
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	5,075	80,337
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	800	22,528
DealerTrack Holdings, Inc. (a)	24,942	504,327
Equinix, Inc. (a)	955	63,498
		590,353
IT Services - 0.3%
Redecard SA	13,400	220,304

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	12,209	$ 225,012
Applied Materials, Inc.	43,800	854,538
KLA-Tencor Corp.	11,400	422,940
Kulicke & Soffa Industries, Inc. (a)	7,104	33,957
Skyworks Solutions, Inc. (a)	31,700	230,776
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,200	125,294
		1,892,517
TOTAL INFORMATION TECHNOLOGY		3,393,561
MATERIALS - 12.4%
Chemicals - 9.7%
FMC Corp.	11,400	632,586
International Flavors & Fragrances, Inc.	9,730	428,607
Monsanto Co.	39,621	4,417,742
Potash Corp. of Saskatchewan, Inc.	2,600	403,546
Syngenta AG sponsored ADR	17,600	1,029,776
The Mosaic Co. (a)	4,800	492,480
		7,404,737
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	10,000	564,300
Metals & Mining - 2.0%
Anglo Platinum Ltd.	900	132,058
Barrick Gold Corp.	5,700	249,188
Freeport-McMoRan Copper & Gold, Inc. Class B	900	86,598
Goldcorp, Inc.	13,100	509,019
Impala Platinum Holdings Ltd.	2,700	104,203
Kinross Gold Corp.	20,100	448,364
		1,529,430
TOTAL MATERIALS		9,498,467
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.6%
Cbeyond, Inc. (a)	23,188	435,703
Qwest Communications International, Inc.	338,200	1,532,046
		1,967,749
Wireless Telecommunication Services - 3.4%
America Movil SAB de CV Series L sponsored ADR	13,500	859,815
American Tower Corp. Class A (a)	35,100	1,376,271
Centennial Communications Corp. Class A (a)	39,518	233,551
NII Holdings, Inc. (a)	4,783	152,004
		2,621,641
TOTAL TELECOMMUNICATION SERVICES		4,589,390
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
EDF Energies Nouvelles SA	3,268	$ 200,112
TOTAL COMMON STOCKS (Cost $70,720,734)		72,736,960
Nonconvertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 200,000	4,000
7.9% 12/15/09 (a)	60,000	2,400
8.3% 12/15/29 (a)	610,000	24,400
9% 5/15/16 (a)	70,000	1,400
9.75% 5/15/21 (a)	40,000	800
10% 8/15/08 (a)	110,000	4,400
10.375% 2/1/11 (a)	60,000	1,200
TOTAL NONCONVERTIBLE BONDS (Cost $33,584)		38,600
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b) (Cost $3,679,324)	3,679,324	$ 3,679,324
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $74,433,642)	76,454,884
NET OTHER ASSETS - 0.0%	22,410
NET ASSETS - 100%	$ 76,477,294
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,905
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 76,454,884	$ 76,416,284	$ 38,600	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $74,527,089. Net unrealized appreciation aggregated $1,927,795, of which $13,153,874 related to appreciated investment securities and $11,226,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2008

1.799851.104

VIPGI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.3%
General Motors Corp. (d)	212,200	$ 4,042,410
Hotels, Restaurants & Leisure - 0.3%
Jamba, Inc. (a)(d)	434,350	1,151,028
Starbucks Corp. (a)	218,850	3,829,875
		4,980,903
Household Durables - 1.5%
D.R. Horton, Inc.	351,400	5,534,550
Ethan Allen Interiors, Inc.	37,630	1,069,821
Toll Brothers, Inc. (a)	198,300	4,656,084
Whirlpool Corp.	107,300	9,311,494
		20,571,949
Media - 1.8%
Clear Channel Communications, Inc.	20,050	585,861
E.W. Scripps Co. Class A	129,700	5,448,697
News Corp. Class B	523,800	9,973,152
Time Warner, Inc.	596,700	8,365,734
		24,373,444
Multiline Retail - 0.7%
JCPenney Co., Inc.	96,400	3,635,244
Kohl's Corp. (a)	61,800	2,650,602
Target Corp.	57,700	2,924,236
		9,210,082
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	24,000	1,755,360
Best Buy Co., Inc.	681	28,234
Lowe's Companies, Inc.	493,800	11,327,772
PetSmart, Inc.	60,000	1,226,400
Staples, Inc.	246,402	5,447,948
Tiffany & Co., Inc. (d)	50,400	2,108,736
Williams-Sonoma, Inc. (d)	103,700	2,513,688
		24,408,138
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	44,700	2,605,563
TOTAL CONSUMER DISCRETIONARY		90,192,489
CONSUMER STAPLES - 7.5%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	56,107	2,949,545
PepsiCo, Inc.	111,400	8,043,080
		10,992,625
Food & Staples Retailing - 2.7%
China Nepstar Chain Drugstore Ltd. ADR (d)	102,400	1,392,640
CVS Caremark Corp.	356,100	14,425,611
Sysco Corp.	174,400	5,061,088
Wal-Mart Stores, Inc.	302,900	15,956,772
		36,836,111

	Shares	Value
Food Products - 2.1%
Kraft Foods, Inc. Class A	198,800	$ 6,164,788
McCormick & Co., Inc. (non-vtg.)	117,100	4,329,187
Nestle SA sponsored ADR	149,500	18,675,269
		29,169,244
Household Products - 1.6%
Colgate-Palmolive Co.	69,800	5,438,118
Procter & Gamble Co.	230,700	16,165,149
		21,603,267
Tobacco - 0.3%
Altria Group, Inc.	193,960	4,305,912
TOTAL CONSUMER STAPLES		102,907,159
ENERGY - 13.5%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	6,400	438,400
Cameron International Corp. (a)	488,200	20,328,648
Diamond Offshore Drilling, Inc.	35,800	4,167,120
Halliburton Co.	210,493	8,278,690
Nabors Industries Ltd. (a)	123,800	4,180,726
Schlumberger Ltd. (NY Shares)	219,700	19,113,900
Smith International, Inc.	166,476	10,692,753
		67,200,237
Oil, Gas & Consumable Fuels - 8.6%
Chesapeake Energy Corp.	144,600	6,673,290
Devon Energy Corp.	89,600	9,347,968
EOG Resources, Inc.	72,500	8,700,000
Exxon Mobil Corp.	591,464	50,026,024
Hess Corp.	85,700	7,557,026
Peabody Energy Corp.	199,600	10,179,600
Petroleo Brasileiro SA - Petrobras sponsored ADR	40,100	4,094,611
Petroplus Holdings AG (a)	30,202	1,858,070
Plains Exploration & Production Co. (a)	106,010	5,633,371
Range Resources Corp.	46,600	2,956,770
Ultra Petroleum Corp. (a)	66,290	5,137,475
Valero Energy Corp.	111,200	5,461,032
		117,625,237
TOTAL ENERGY		184,825,474
FINANCIALS - 16.2%
Capital Markets - 5.4%
Ameriprise Financial, Inc.	72,400	3,753,940
Bank of New York Mellon Corp.	249,946	10,430,247
Charles Schwab Corp.	416,180	7,836,669
Goldman Sachs Group, Inc.	29,700	4,912,083
Janus Capital Group, Inc.	209,617	4,877,788
Lehman Brothers Holdings, Inc.	194,800	7,332,272
Morgan Stanley	193,800	8,856,660
Riskmetrics Group, Inc.	43,600	843,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	219,977	$ 17,378,183
T. Rowe Price Group, Inc.	157,600	7,880,000
		74,101,502
Commercial Banks - 0.8%
National City Corp.	83,600	831,820
PNC Financial Services Group, Inc.	56,400	3,698,148
Standard Chartered PLC (United Kingdom)	85,657	2,926,796
U.S. Bancorp, Delaware	67,700	2,190,772
Wachovia Corp.	57,900	1,563,300
		11,210,836
Consumer Finance - 0.8%
American Express Co.	10,600	463,432
Capital One Financial Corp. (d)	124,900	6,147,578
Discover Financial Services	221,600	3,627,592
		10,238,602
Diversified Financial Services - 2.4%
Bank of America Corp.	614,920	23,311,617
Citigroup, Inc.	308,900	6,616,638
CME Group, Inc.	5,996	2,812,724
		32,740,979
Insurance - 5.9%
ACE Ltd.	149,500	8,231,470
AFLAC, Inc.	64,500	4,189,275
American International Group, Inc.	638,761	27,626,413
Berkshire Hathaway, Inc. Class A (a)	66	8,804,400
Everest Re Group Ltd.	50,800	4,548,124
Fidelity National Financial, Inc. Class A	284,700	5,218,551
Hartford Financial Services Group, Inc.	113,600	8,607,472
Loews Corp.	63,300	2,545,926
MBIA, Inc.	68,700	839,514
National Financial Partners Corp. (d)	101,042	2,270,414
Prudential Financial, Inc.	101,400	7,934,550
		80,816,109
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	467,900	7,168,228
Thrifts & Mortgage Finance - 0.4%
Freddie Mac (d)	219,300	5,552,676
TOTAL FINANCIALS		221,828,932
HEALTH CARE - 11.9%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	77,630	4,788,995
Celgene Corp. (a)	102,100	6,257,709
Cephalon, Inc. (a)	69,800	4,495,120
Genentech, Inc. (a)	68,000	5,520,240
Gilead Sciences, Inc. (a)	73,900	3,808,067

	Shares	Value
PDL BioPharma, Inc. (a)	254,334	$ 2,693,397
Vertex Pharmaceuticals, Inc. (a)	65,100	1,555,239
		29,118,767
Health Care Equipment & Supplies - 4.7%
Alcon, Inc.	19,100	2,716,975
American Medical Systems Holdings, Inc. (a)	167,911	2,382,657
Baxter International, Inc.	63,300	3,660,006
Becton, Dickinson & Co.	94,309	8,096,428
C.R. Bard, Inc.	67,100	6,468,440
Cooper Companies, Inc.	48,468	1,668,753
Covidien Ltd.	209,300	9,261,525
Inverness Medical Innovations, Inc. (a)	103,644	3,119,684
Medtronic, Inc.	167,300	8,092,301
Mindray Medical International Ltd. sponsored ADR	42,200	1,221,268
Philip Morris International, Inc. (a)	234,060	11,838,755
St. Jude Medical, Inc. (a)	122,870	5,306,755
		63,833,547
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	43,007	2,258,298
Health Net, Inc. (a)	22,700	699,160
Henry Schein, Inc. (a)	180,605	10,366,727
Medco Health Solutions, Inc. (a)	156,100	6,835,619
Tenet Healthcare Corp. (a)	372,800	2,110,048
UnitedHealth Group, Inc.	27,452	943,251
		23,213,103
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	74,100	1,290,081
Pharmaceuticals - 3.3%
Abbott Laboratories	129,200	7,125,380
Allergan, Inc.	60,300	3,400,317
Johnson & Johnson	128,900	8,361,743
Merck & Co., Inc.	270,500	10,265,475
Pfizer, Inc.	29,600	619,528
Roche Holding AG (participation certificate)	22,089	4,156,909
Schering-Plough Corp.	242,500	3,494,425
Shire PLC sponsored ADR	33,400	1,935,864
Wyeth	155,600	6,497,856
		45,857,497
TOTAL HEALTH CARE		163,312,995
INDUSTRIALS - 14.7%
Aerospace & Defense - 4.6%
General Dynamics Corp.	128,700	10,729,719
Hexcel Corp. (a)	142,900	2,730,819
Honeywell International, Inc.	292,400	16,497,208
Lockheed Martin Corp.	55,500	5,511,150
Precision Castparts Corp.	33,900	3,460,512
United Technologies Corp.	339,700	23,378,154
		62,307,562
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	97,200	$ 5,287,680
FedEx Corp.	65,700	6,088,419
		11,376,099
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	111,200	2,138,376
Delta Air Lines, Inc. (a)	196,075	1,686,245
UAL Corp.	117,300	2,525,469
		6,350,090
Commercial Services & Supplies - 0.2%
Manpower, Inc.	56,350	3,170,251
Electrical Equipment - 1.7%
Alstom SA	18,800	4,075,339
Evergreen Solar, Inc. (a)(d)	318,200	2,949,714
Gamesa Corporacion Tecnologica, SA	72,700	3,316,686
Q-Cells AG (a)(d)	38,500	3,820,386
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	130,300	5,284,968
Vestas Wind Systems AS (a)	36,100	3,943,309
		23,390,402
Industrial Conglomerates - 3.6%
General Electric Co.	855,100	31,647,251
McDermott International, Inc. (a)	152,600	8,365,532
Siemens AG sponsored ADR	25,200	2,745,288
Tyco International Ltd.	133,400	5,876,270
		48,634,341
Machinery - 1.7%
Caterpillar, Inc.	110,200	8,627,558
Danaher Corp.	121,700	9,252,851
Eaton Corp.	76,800	6,118,656
		23,999,065
Road & Rail - 1.6%
Landstar System, Inc.	143,200	7,469,312
Norfolk Southern Corp.	55,100	2,993,032
Union Pacific Corp. (d)	90,500	11,346,890
		21,809,234
TOTAL INDUSTRIALS		201,037,044
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	1,445,500	34,822,095
Comverse Technology, Inc. (a)	234,065	3,604,601
Corning, Inc.	454,000	10,914,160
Harris Corp.	104,400	5,066,532
Infinera Corp.	30,300	363,600
Juniper Networks, Inc. (a)	149,500	3,737,500
Motorola, Inc.	128,500	1,195,050
Nokia Corp. sponsored ADR	17,100	544,293

	Shares	Value
QUALCOMM, Inc.	243,400	$ 9,979,400
Research In Motion Ltd. (a)	26,700	2,996,541
		73,223,772
Computers & Peripherals - 2.4%
Apple, Inc. (a)	61,873	8,878,776
EMC Corp. (a)	74,300	1,065,462
Hewlett-Packard Co.	492,500	22,487,550
		32,431,788
Internet Software & Services - 1.8%
CMGI, Inc. (a)	148,930	1,974,812
eBay, Inc. (a)	182,731	5,452,693
Google, Inc. Class A (sub. vtg.) (a)	23,802	10,484,067
Move, Inc. (a)	539,395	1,661,337
Yahoo!, Inc. (a)	172,600	4,993,318
		24,566,227
IT Services - 1.3%
Paychex, Inc. (d)	139,500	4,779,270
Satyam Computer Services Ltd. sponsored ADR	145,800	3,293,622
The Western Union Co.	248,400	5,283,468
Visa, Inc.	63,600	3,966,096
		17,322,456
Office Electronics - 0.2%
Canon, Inc.	67,700	3,139,249
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	226,000	1,331,140
Applied Materials, Inc.	807,500	15,754,325
ARM Holdings PLC sponsored ADR	207,600	1,094,052
Broadcom Corp. Class A (a)	2,000	38,540
FormFactor, Inc. (a)	58,088	1,109,481
Infineon Technologies AG sponsored ADR (a)	71,000	498,420
Intel Corp.	98,800	2,092,584
Intersil Corp. Class A	98,212	2,521,102
KLA-Tencor Corp.	119,000	4,414,900
Lam Research Corp. (a)	81,600	3,118,752
National Semiconductor Corp.	190,700	3,493,624
Samsung Electronics Co. Ltd.	4,990	3,138,903
Xilinx, Inc.	151,800	3,605,250
		42,211,073
Software - 4.4%
Adobe Systems, Inc. (a)	154,900	5,512,891
Electronic Arts, Inc. (a)	65,600	3,274,752
Microsoft Corp.	1,379,800	39,158,724
Nintendo Co. Ltd.	2,400	1,255,628
Oracle Corp. (a)	417,000	8,156,520
Quest Software, Inc. (a)	197,690	2,583,808
		59,942,323
TOTAL INFORMATION TECHNOLOGY		252,836,888
Common Stocks - continued
	Shares	Value
MATERIALS - 3.0%
Chemicals - 2.1%
Albemarle Corp.	85,384	$ 3,118,224
Dow Chemical Co.	53,900	1,986,215
Monsanto Co.	89,620	9,992,630
Potash Corp. of Saskatchewan, Inc.	26,800	4,159,628
Praxair, Inc.	110,400	9,298,992
		28,555,689
Metals & Mining - 0.9%
Alcoa, Inc.	196,000	7,067,760
Barrick Gold Corp.	90,000	3,934,541
Titanium Metals Corp. (d)	77,998	1,173,870
		12,176,171
TOTAL MATERIALS		40,731,860
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	793,432	30,388,446
Level 3 Communications, Inc. (a)(d)	737,770	1,564,072
Qwest Communications International, Inc.	55,500	251,415
Verizon Communications, Inc.	114,200	4,162,590
		36,366,523
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	221,600	8,688,936
TOTAL TELECOMMUNICATION SERVICES		45,055,459
UTILITIES - 1.5%
Electric Utilities - 1.4%
Exelon Corp.	228,900	18,602,703

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	48,000	$ 1,871,520
TOTAL UTILITIES		20,474,223
TOTAL COMMON STOCKS (Cost $1,235,365,594)		1,323,202,523
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.19% 4/17/08 (Cost $348,222)	$ 350,000	349,813
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	44,616,826	44,616,826
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	23,211,623	23,211,623
TOTAL MONEY MARKET FUNDS (Cost $67,828,449)		67,828,449
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,303,542,265)	1,391,380,785
NET OTHER ASSETS - (1.7)%	(23,472,799)
NET ASSETS - 100%	$ 1,367,907,986
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 410,731
Fidelity Securities Lending Cash Central Fund	48,709
Total	$ 459,440
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,391,380,785	$ 1,369,216,454	$ 22,164,331	$ 0
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,317,339,611. Net unrealized appreciation aggregated $74,041,174, of which $180,710,238 related to appreciated investment securities and $106,669,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2008

1.799866.104

VIPGRO-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp. (a)	69,500	$ 5,117,980
Pinnacle Entertainment, Inc. (a)(d)	35,800	458,240
		5,576,220
Internet & Catalog Retail - 0.2%
B2W Companhia Global Do Varejo	2,900	98,892
Priceline.com, Inc. (a)	8,800	1,063,568
		1,162,460
Specialty Retail - 0.5%
Gamestop Corp. Class A (a)	48,000	2,482,080
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (d)	98,186	2,791,428
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	10,100	369,660
		3,161,088
TOTAL CONSUMER DISCRETIONARY		12,381,848
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	198,100	8,025,031
ENERGY - 26.0%
Energy Equipment & Services - 6.7%
Diamond Offshore Drilling, Inc.	8,300	966,120
FMC Technologies, Inc. (a)	43,330	2,465,044
Grant Prideco, Inc. (a)	34,500	1,698,090
National Oilwell Varco, Inc. (a)	152,785	8,919,588
Patterson-UTI Energy, Inc.	35,300	924,154
Pride International, Inc. (a)	46,400	1,621,680
Schlumberger Ltd. (NY Shares)	70,300	6,116,100
Transocean, Inc. (a)	69,715	9,425,468
Weatherford International Ltd. (a)	34,000	2,463,980
		34,600,224
Oil, Gas & Consumable Fuels - 19.3%
Cabot Oil & Gas Corp.	15,600	793,104
Chesapeake Energy Corp.	211,058	9,740,327
EOG Resources, Inc.	96,700	11,604,000
Frontier Oil Corp.	19,300	526,118
Goodrich Petroleum Corp. (a)(d)	36,500	1,097,920
Noble Energy, Inc.	8,100	589,680
Occidental Petroleum Corp.	35,000	2,560,950
Peabody Energy Corp.	141,101	7,196,151
Petroplus Holdings AG (a)	17,403	1,070,657
Quicksilver Resources, Inc. (a)	137,368	5,018,053
SandRidge Energy, Inc.	3,200	125,280
Southwestern Energy Co. (a)	188,156	6,338,976
Sunoco, Inc.	35,300	1,852,191
Tesoro Corp.	88,300	2,649,000
Ultra Petroleum Corp. (a)	222,500	17,243,750
Valero Energy Corp.	555,961	27,303,245

	Shares	Value
Williams Companies, Inc.	17,600	$ 580,448
XTO Energy, Inc.	65,200	4,033,272
		100,323,122
TOTAL ENERGY		134,923,346
FINANCIALS - 10.7%
Capital Markets - 5.0%
Ashmore Group plc	1,391,500	7,744,840
EFG International	12,960	443,679
Goldman Sachs Group, Inc.	23,065	3,814,720
Greenhill & Co., Inc. (d)	62,900	4,375,324
Indiabulls Securities Ltd. (a)(f)	18,239	45,563
Lazard Ltd. Class A	60,200	2,299,640
Lehman Brothers Holdings, Inc.	183,727	6,915,484
		25,639,250
Diversified Financial Services - 5.5%
Apollo Global Management LLC (e)	108,200	1,460,700
Bolsa de Mercadorias & Futuros - BM&F SA	825,200	7,434,700
Bovespa Holding SA	319,000	4,317,444
CME Group, Inc.	7,740	3,630,834
Deutsche Boerse AG	19,100	3,076,333
Indiabulls Financial Services Ltd.	18,239	189,908
JSE Ltd.	183,045	1,467,050
NETeller PLC (a)	154,148	168,227
Oaktree Capital Group LLC (e)	250,000	6,875,000
		28,620,196
Real Estate Management & Development - 0.2%
Country Garden Holdings Co. Ltd.	345,000	297,444
Indiabulls Real Estate Ltd. (a)	54,719	667,071
		964,515
TOTAL FINANCIALS		55,223,961
HEALTH CARE - 3.1%
Biotechnology - 2.2%
Amylin Pharmaceuticals, Inc. (a)	43,129	1,259,798
Biogen Idec, Inc. (a)	8,900	549,041
Celgene Corp. (a)	31,065	1,903,974
CSL Ltd.	10,331	348,543
Cubist Pharmaceuticals, Inc. (a)	32,300	594,966
Genentech, Inc. (a)	17,181	1,394,754
Gilead Sciences, Inc. (a)	86,000	4,431,580
NeurogesX, Inc.	121,500	454,410
Vertex Pharmaceuticals, Inc. (a)	18,000	430,020
		11,367,086
Health Care Equipment & Supplies - 0.4%
C.R. Bard, Inc.	12,100	1,166,440
Covidien Ltd.	17,883	791,323
Inverness Medical Innovations, Inc. (a)	3,000	90,300
		2,048,063
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Exelixis, Inc. (a)	79,000	$ 549,050
PerkinElmer, Inc.	79,400	1,925,450
		2,474,500
Pharmaceuticals - 0.0%
Allergan, Inc.	4,500	253,755
TOTAL HEALTH CARE		16,143,404
INDUSTRIALS - 4.6%
Airlines - 0.4%
AMR Corp. (a)	25,400	229,108
Delta Air Lines, Inc. (a)	101,453	872,496
Northwest Airlines Corp. (a)	98,610	886,504
US Airways Group, Inc. (a)	44,300	394,713
		2,382,821
Construction & Engineering - 2.5%
Fluor Corp.	81,300	11,476,308
Quanta Services, Inc. (a)	18,441	427,278
Shaw Group, Inc. (a)	18,200	857,948
		12,761,534
Electrical Equipment - 1.5%
First Solar, Inc. (a)	17,000	3,929,380
JA Solar Holdings Co. Ltd. ADR	26,900	500,340
Nexans SA	2,800	330,180
Prysmian SpA	10,180	217,252
Sunpower Corp. Class A (a)	18,600	1,385,886
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	19,700	799,032
Suzlon Energy Ltd.	81,405	536,464
		7,698,534
Machinery - 0.2%
Sulzer AG (Reg.)	906	1,197,783
TOTAL INDUSTRIALS		24,040,672
INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 7.5%
Ciena Corp. (a)	75,100	2,315,333
Cisco Systems, Inc. (a)	48,800	1,175,592
Juniper Networks, Inc. (a)	82,880	2,072,000
Nokia Corp. sponsored ADR	11,400	362,862
QUALCOMM, Inc.	102,800	4,214,800
Research In Motion Ltd. (a)	254,910	28,608,550
		38,749,137
Computers & Peripherals - 3.1%
Apple, Inc. (a)	79,242	11,371,227
Hewlett-Packard Co.	107,253	4,897,172
		16,268,399

	Shares	Value
Internet Software & Services - 12.0%
Akamai Technologies, Inc. (a)	49,100	$ 1,382,656
Baidu.com, Inc. sponsored ADR (a)(d)	13,400	3,211,042
eBay, Inc. (a)	90,729	2,707,353
Google, Inc. Class A (sub. vtg.) (a)	111,834	49,259,524
NHN Corp. (a)	468	109,203
Yahoo!, Inc. (a)	195,500	5,655,815
		62,325,593
IT Services - 8.0%
Cognizant Technology Solutions Corp. Class A (a)	1,009,382	29,100,483
Genpact Ltd.	117,400	1,438,150
Satyam Computer Services Ltd. sponsored ADR	255,400	5,769,486
Visa, Inc.	78,200	4,876,552
		41,184,671
Semiconductors & Semiconductor Equipment - 0.5%
MEMC Electronic Materials, Inc. (a)	34,100	2,417,690
Software - 8.4%
Electronic Arts, Inc. (a)	129,219	6,450,612
Nintendo Co. Ltd.	56,100	29,350,308
Quality Systems, Inc. (d)	30,837	921,101
Salesforce.com, Inc. (a)	24,800	1,435,176
VMware, Inc. Class A (d)	127,962	5,479,333
		43,636,530
TOTAL INFORMATION TECHNOLOGY		204,582,020
MATERIALS - 9.0%
Chemicals - 5.2%
Monsanto Co.	188,300	20,995,450
The Mosaic Co. (a)	57,100	5,858,460
		26,853,910
Metals & Mining - 3.8%
ArcelorMittal SA (NY Reg.) Class A	83,900	6,863,020
Freeport-McMoRan Copper & Gold, Inc. Class B	99,400	9,564,268
Nucor Corp.	52,100	3,529,254
		19,956,542
TOTAL MATERIALS		46,810,452
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV Series L sponsored ADR	105,200	6,700,188
Bharti Airtel Ltd. (a)	149,642	3,088,726
China Mobile (Hong Kong) Ltd. sponsored ADR	8,400	630,084
		10,418,998
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
Public Power Corp. of Greece	18,100	$ 791,463
TOTAL COMMON STOCKS (Cost $452,742,411)		513,341,195
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 2.69% (b)	257,830	257,830
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	18,225,075	18,225,075
TOTAL MONEY MARKET FUNDS (Cost $18,482,905)		18,482,905
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $471,225,316)	531,824,100
NET OTHER ASSETS - (2.6)%	(13,614,343)
NET ASSETS - 100%	$ 518,209,757
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,335,700 or 1.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,563 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Indiabulls Securities Ltd.	12/14/07	$ 94,947
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,485
Fidelity Securities Lending Cash Central Fund	207,368
Total	$ 240,853
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 531,824,100	$ 531,778,537	$ -	$ 45,563
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(49,384)
Cost of Purchases	94,947
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 45,563

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $473,092,641. Net unrealized appreciation aggregated $58,731,459, of which $109,185,772 related to appreciated investment securities and $50,454,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2008

1.799869.104

VIPMID-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 3.1%
Aftermarket Technology Corp. (a)	144,107	$ 2,801,440
Amerigon, Inc. (a)	461,503	6,830,244
Automotive Axles Ltd.	30,748	290,697
BorgWarner, Inc.	700	30,121
Fuel Systems Solutions, Inc. (a)(d)(e)	949,853	12,661,540
Gentex Corp. (e)	10,346,419	177,441,086
Hawk Corp. Class A (a)(e)	606,822	10,631,521
Hota Industrial Manufacturing Co. Ltd.	2,314,950	2,887,307
Jinheng Automotive Safety Technology Holdings Ltd.	450,000	84,995
Johnson Controls, Inc.	953,530	32,229,314
Minth Group Ltd.	579,000	596,646
New Focus Auto Tech Holdings Ltd.	7,707,000	1,386,365
Toyoda Gosei Co. Ltd.	100	3,804
Xinyi Glass Holdings Co. Ltd.	1,000	678
		247,875,758
Automobiles - 0.1%
Bajaj Auto Ltd. (a)	100	1,683
Geely Automobile Holdings Ltd. (d)	60,255,200	7,200,151
Great Wall Motor Co. Ltd. (H Shares)	631,500	609,365
Hyundai Motor Co.	2,770	220,671
Hyundai Motor Co. GDR (f)	100	3,920
Maruti Suzuki India Ltd.	40,000	826,380
Monaco Coach Corp.	278,267	2,637,971
Renault SA	100	11,066
Thor Industries, Inc.	100	2,977
		11,514,184
Distributors - 0.0%
China Resources Enterprise Ltd.	202,000	648,867
Li & Fung Ltd.	2,200	8,155
Xinyu Hengdeli Holdings Ltd.	4,000	1,645
		658,667
Diversified Consumer Services - 0.1%
Benesse Corp.	64,600	3,048,347
Bright Horizons Family Solutions, Inc. (a)	57	2,453
Capella Education Co. (a)	57,300	3,128,580
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	100	6,486
Princeton Review, Inc. (a)	29	228
Raffles Education Corp. Ltd.	2,052,000	1,535,571
Service Corp. International	100	1,014
Strayer Education, Inc.	700	106,750
Universal Technical Institute, Inc. (a)	100	1,173
Weight Watchers International, Inc.	100	4,633
		7,835,235
Hotels, Restaurants & Leisure - 1.3%
AmRest Holdings NV (a)	90,320	4,091,341
BJ's Restaurants, Inc. (a)	100	1,441
Cafe de Coral Holdings Ltd.	40,000	76,785
CBRL Group, Inc.	100	3,577

	Shares	Value
FU JI Food & Catering Services Holdings Ltd.	1,000	$ 1,683
Indian Hotels Co. Ltd.	100	280
Indian Hotels Co. Ltd.:
rights 4/15/08 (a)	10	0
rights 4/24/08 (a)	20	23
Jack in the Box, Inc. (a)	200	5,374
Jollibee Food Corp.	5,123,000	5,916,843
Krispy Kreme Doughnuts, Inc. (a)	671	2,047
Kyoritsu Maintenance Co. Ltd.	120	2,155
Life Time Fitness, Inc. (a)	100	3,121
Minor International PCL (For. Reg.)	1,083,710	583,828
P.F. Chang's China Bistro, Inc. (a)	93,800	2,667,672
Panera Bread Co. Class A (a)(d)	134,453	5,632,236
Papa John's International, Inc. (a)	155,651	3,768,311
Peet's Coffee & Tea, Inc. (a)	91,374	2,148,203
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	2,000	573
Shangri-La Asia Ltd.	111	300
Sonic Corp. (a)	1,336,666	29,460,108
St. Marc Holdings Co. Ltd. (d)	516,100	17,749,939
Starbucks Corp. (a)	715,976	12,529,580
Starwood Hotels & Resorts Worldwide, Inc.	310,100	16,047,675
TAJ GVK Hotels & Resorts Ltd.	297,699	777,528
The Cheesecake Factory, Inc. (a)	100	2,179
Yoshinoya Holdings Co. Ltd. (d)	1,994	3,475,087
Yum! Brands, Inc.	100	3,721
		104,951,610
Household Durables - 0.4%
Corporacion Geo SA de CV Series B (a)	100	319
Cyrela Brazil Realty SA	1,200	15,557
Gafisa SA ADR	1,000	33,360
Henry Boot PLC	347,370	954,637
iRobot Corp. (a)(d)	725	12,405
KB Home	100	2,473
La-Z-Boy, Inc.	100	834
Maisons France Confort	4,550	244,066
Makita Corp. sponsored ADR	100	3,136
Newell Rubbermaid, Inc.	149,361	3,415,886
Nihon Eslead Corp.	262,700	2,757,768
PIK Group GDR	100	2,520
Samson Holding Ltd.	100	24
Sekisui House Ltd.	1,039,000	9,706,095
Snap-On, Inc.	100	5,085
Taylor Wimpey PLC	139	517
Techtronic Industries Co. Ltd.	500	495
TomTom Group BV (a)	678	28,042
Tupperware Brands Corp.	100	3,868
Whirlpool Corp.	162,800	14,127,784
Woongjin Coway Co. Ltd.	30,710	927,129
		32,242,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.5%
China Seven Star Shopping Ltd. (a)	10,000	$ 236
GSI Commerce, Inc. (a)	100	1,315
N Brown Group PLC	1,161,896	5,613,873
Netflix, Inc. (a)	100	3,465
NutriSystem, Inc. (a)(d)	234,131	3,528,354
Priceline.com, Inc. (a)(d)	903,554	109,203,536
		118,350,779
Leisure Equipment & Products - 0.4%
Beneteau SA	500	13,418
Giant Manufacturing Co. Ltd.	4,270,000	10,749,827
Hasbro, Inc.	478,800	13,358,520
Li Ning Co. Ltd.	1,502,000	4,236,123
Mega Brands, Inc. (a)	100	470
Mizuno Corp.	124,000	780,337
Nidec Copal Corp.	100	1,166
SHIMANO, Inc.	21,400	994,786
		30,134,647
Media - 1.9%
Austar United Communications Ltd.	100	121
Balaji Telefilms Ltd.	100	479
Cinemax India Ltd.	478,887	1,280,661
Clear Media Ltd. (a)	243,000	203,572
CTC Media, Inc. (a)	100	2,775
E.W. Scripps Co. Class A	100	4,201
Eros International plc (a)	924,450	5,640,595
Gemstar-TV Guide International, Inc. (a)	580,966	2,730,540
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,424
Imagi International Holdings Ltd. (a)	2,000	398
Inox Leisure Ltd.	287,345	715,671
Lamar Advertising Co. Class A	100	3,593
Marvel Entertainment, Inc. (a)(d)	1,289,933	34,557,305
Omnicom Group, Inc.	2,291,796	101,251,547
PVR Ltd. (a)	442,073	2,091,095
Regal Entertainment Group Class A	9,000	173,610
Salem Communications Corp. Class A	100	401
SeLoger.com (a)	100	5,288
Trader Classified Media NV:
(A Shares)	100	27
(NY Shares) Class A	76,800	20,610
Usen Corp.	100	604
ValueCommerce Co. Ltd. (a)	820	234,761
Voyager Learning Co. (a)	40,500	263,250
Wire and Wireless India Ltd. (a)	44	40
Zee Entertainment Enterprises Ltd.	88	541
Zee News Ltd. (a)	39	49
		149,184,158
Multiline Retail - 0.2%
Don Quijote Co. Ltd.	300	5,501

	Shares	Value
Golden Eagle Retail Group Ltd. (H Shares)	1,000	$ 822
Intime Department Store Group Co. Ltd.	1,000	718
JCPenney Co., Inc.	100	3,771
Kohl's Corp. (a)	100	4,289
Lifestyle International Holdings Ltd.	4,657,000	9,897,052
Ryohin Keikaku Co. Ltd.	56,300	3,284,356
Shopper's Stop Ltd.	100	1,013
		13,197,522
Specialty Retail - 2.9%
ABC-Mart, Inc. (d)	1,778,800	42,478,658
Asahi Co. Ltd.	200	2,291
Belle International Holdings Ltd.	805,000	834,706
Blacks Leisure Group PLC	100	292
Brown Shoe Co., Inc.	476,385	7,179,122
Charming Shoppes, Inc. (a)	100	483
Chow Sang Sang Holdings International Ltd.	2,000	2,069
Cost Plus, Inc. (a)	100	335
DSG International PLC sponsored ADR	100	378
Esprit Holdings Ltd.	500	6,000
Fantastic Holdings Ltd.	110	307
Gamestop Corp. Class A (a)	1,474,800	76,261,908
Golfsmith International Holdings, Inc. (a)	250	528
GOME Electrical Appliances Holdings Ltd.	184,497	423,859
H&M Hennes & Mauritz AB (B Shares)	100	6,142
Hot Topic, Inc. (a)(e)	2,433,958	10,490,359
Inditex SA	687	38,163
JB Hi-Fi Ltd.	100	823
KOMERI Co. Ltd.	100	2,420
Lewis Group Ltd.	826,600	4,270,544
Nafco Co. Ltd.	1,300	18,301
Nitori Co. Ltd.	202,900	11,524,761
O'Reilly Automotive, Inc. (a)	700	19,964
Otsuka Kagu Ltd.	27,600	351,056
Pendragon PLC	815,800	546,329
RONA, Inc. (a)	100	1,390
Ross Stores, Inc.	1,224,955	36,699,652
Sally Beauty Holdings, Inc. (a)	1,645,100	11,351,190
Sharper Image Corp. (a)	100	17
Staples, Inc.	100	2,211
TJX Companies, Inc.	165,691	5,479,401
Ulta Salon, Cosmetics & Fragrance, Inc.	100	1,404
Williams-Sonoma, Inc.	100	2,424
Xebio Co. Ltd.	100	2,590
Yamada Denki Co. Ltd.	198,190	17,278,774
		225,278,851
Textiles, Apparel & Luxury Goods - 1.2%
Asics Corp.	5,202,700	60,438,090
China Dongxiang Group Co. Ltd.	1,000	535
China Ting Group Holdings Ltd.	10,568,000	1,778,805
Folli Follie SA	80	2,675
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	100	$ 1,342
Gitanjali Gems Ltd.	130,000	717,549
Liz Claiborne, Inc.	303,100	5,501,265
Luen Thai Holdings Ltd.	1,000	85
Lululemon Athletica, Inc.	700	19,901
NIKE, Inc. Class B	200	13,600
Prime Success International Group Ltd.	548,000	294,321
Quiksilver, Inc. (a)	700	6,867
Shenzhou International Group Holdings Ltd.	203,000	57,122
Stella International Holdings Ltd.	500	866
The Swatch Group AG (Bearer)	100	26,733
Under Armour, Inc. Class A (sub. vtg.) (a)	641	23,461
VF Corp.	128,227	9,938,875
Welspun India Ltd. (a)	100	112
Yue Yuen Industrial Holdings Ltd.	4,117,300	12,908,223
		91,730,427
TOTAL CONSUMER DISCRETIONARY		1,032,953,838
CONSUMER STAPLES - 8.3%
Beverages - 1.4%
Anheuser-Busch Companies, Inc.	100	4,745
Brick Brewing Co. Ltd. (a)	100	97
C&C Group PLC	45,317	282,573
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	100	4,683
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	7,555
sponsored ADR	20	1,308
Dynasty Fine Wines Group Ltd.	2,000	434
Fomento Economico Mexicano SA de CV sponsored ADR	74,700	3,120,966
Grupo Modelo SA de CV Series C	142,600	624,354
Heineken Holding NV (A Shares)	188,800	9,492,564
Heineken NV (Bearer)	13,200	766,612
Jones Soda Co. (a)(d)	45,559	159,001
Molson Coors Brewing Co. Class B	1,829,138	96,157,785
PepsiCo, Inc.	100	7,220
Remy Cointreau SA	100	6,725
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	8,866
Yantai Changyu Pioneer Wine Co. (B Shares)	130	818
		110,646,306
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	1,567
Breadtalk Group Ltd.	1,000	363
Colruyt NV	100	25,731

	Shares	Value
Cosmos Pharmaceutical Corp.	100	$ 1,431
Daikokutenbussan Co. Ltd.	79,000	491,318
Heng Tai Consumables Group Ltd. (a)	26,032,200	3,612,424
Plant Co. Ltd.	127,000	396,842
Pricesmart, Inc.	100	2,771
Safeway, Inc.	2,575,094	75,579,009
Shinsegae Co. Ltd.	100	63,005
Shinsegae Food Co. Ltd.	100	6,018
Sugi Pharmacy Co. Ltd.	180,900	5,160,076
Susser Holdings Corp. (a)	100	1,877
Tsuruha Holdings, Inc.	292,400	12,664,238
Valor Co. Ltd.	879,100	9,416,982
Wal-Mart de Mexico SA de CV sponsored ADR (V Shares)	202	8,552
Wal-Mart Stores, Inc. (d)	1,913,800	100,818,984
Whole Foods Market, Inc.	325	10,715
X5 Retail Group NV GDR (a)(f)	100	2,950
		208,264,853
Food Products - 3.7%
AFGRI Ltd.	681,617	630,341
Britannia Industries Ltd.	25,116	830,403
Calavo Growers, Inc.	1,120	19,466
CCL Products (India) Ltd.	103,953	359,278
Cermaq ASA	452,700	5,733,418
Chaoda Modern Agriculture (Holdings) Ltd.	2,266,000	2,573,809
China Agri-Industries Holding Ltd.	2,000	1,208
China Foods Ltd. (a)	4,000	2,261
China Huiyuan Juice Group Ltd.	500	376
China Mengniu Dairy Co. Ltd.	100	292
China Yurun Food Group Ltd.	1,000	1,263
Chiquita Brands International, Inc. (a)(d)	598,600	13,833,646
ConAgra Foods, Inc.	1,901,291	45,535,919
Corn Products International, Inc. (d)	3,259,089	121,042,565
Cosan SA Industria e Comercio	1,000	14,703
Del Monte Foods Co.	736,400	7,017,892
Golden Agri-Resources Ltd.	2,536,000	1,833,275
Hain Celestial Group, Inc. (a)	100	2,950
Heritage Foods (India) Ltd.	100	551
Hershey Co.	100	3,767
Hormel Foods Corp.	1,930,077	80,407,008
IAWS Group PLC (Ireland)	25,450	594,595
Kellogg Co.	3,400	178,704
Nutreco Holding NV	38,400	2,952,108
REI Agro Ltd. (a)	699	25,652
Rocky Mountain Chocolate Factory, Inc.	105	1,318
Sara Lee Corp.	249,300	3,485,214
TAT Konserve	100	208
Tingyi (Cayman Island) Holding Corp.	2,000	2,621
Toyo Suisan Kaisha Ltd.	110,000	1,653,042
Unicharm Petcare Corp.	25,900	824,203
Unified-President Enterprises Corp.	1,060	1,571
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever PLC sponsored ADR	23,600	$ 795,792
Wimm-Bill-Dann Foods OJSC sponsored ADR	700	71,736
		290,431,155
Household Products - 0.2%
Central Garden & Pet Co. (a)	100	461
Clorox Co.	282,468	15,998,988
Procter & Gamble Co.	9,300	651,651
		16,651,100
Personal Products - 0.4%
Amorepacific Corp.	62	33,492
Beiersdorf AG	100	8,412
Chattem, Inc. (a)	100	6,634
Concern Kalina OJSC:
GDR (f)	21,643	693,027
sponsored ADR	21,300	682,044
Dabur India Ltd.	100	277
Estee Lauder Companies, Inc. Class A	100	4,585
Godrej Consumer Products Ltd.	162,080	500,249
Godrej Consumer Products Ltd. rights 4/30/08 (a)	23,154	318
Hengan International Group Co. Ltd.	6,459,200	22,159,202
Kose Corp.	110	2,392
Marico Ltd.	100	169
Shiseido Co. Ltd. sponsored ADR	207,200	5,476,972
		29,567,773
TOTAL CONSUMER STAPLES		655,561,187
ENERGY - 11.2%
Energy Equipment & Services - 9.0%
Dresser-Rand Group, Inc. (a)	2,048,269	62,984,272
ENSCO International, Inc.	1,041,800	65,237,516
Global Industries Ltd. (a)	2,936,645	47,250,618
Grey Wolf, Inc. (a)	2,700	18,306
Helix Energy Solutions Group, Inc. (a)	694,500	21,876,750
ION Geophysical Corp. (a)(d)	1,330,093	18,355,283
Nabors Industries Ltd. (a)	2,233,708	75,432,319
National Oilwell Varco, Inc. (a)	908,295	53,026,262
Newpark Resources, Inc. (a)(e)	8,172,520	41,679,852
Oil States International, Inc. (a)	279,400	12,519,914
Parker Drilling Co. (a)	4,086,117	26,396,316
Patterson-UTI Energy, Inc.	2,167,004	56,732,165
Pride International, Inc. (a)	1,145,012	40,018,169
Rowan Companies, Inc.	727,088	29,941,484
Saipem SpA	99,700	4,030,666
Tidewater, Inc.	539,100	29,709,801
W-H Energy Services, Inc. (a)	100	6,885
Weatherford International Ltd. (a)	1,690,700	122,525,029
		707,741,607

	Shares	Value
Oil, Gas & Consumable Fuels - 2.2%
Brigham Exploration Co. (a)	12,304	$ 74,685
Canadian Natural Resources Ltd.	166,600	11,403,645
Cheniere Energy, Inc. (a)	700	13,860
Chesapeake Energy Corp.	1,337,409	61,721,425
China Coal Energy Co. Ltd. (H Shares)	1,000	1,742
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	100	8,598
China Shenhua Energy Co. Ltd. (H Shares)	500	1,998
Clean Energy Fuels Corp.	200	2,672
Comstock Resources, Inc. (a)	39,238	1,581,291
Copano Energy LLC	100	3,419
Cosmo Oil Co. Ltd.	3,081,000	9,762,775
EOG Resources, Inc.	100	12,000
Evergreen Energy, Inc. (a)(d)	465,839	717,392
Forest Oil Corp. (a)	3,500	171,360
Holly Corp.	696,899	30,252,386
Hugoton Royalty Trust	23,537	649,150
International Coal Group, Inc. (a)(d)	6,799,189	43,174,850
JKX Oil & Gas	91	795
Murphy Oil Corp.	10,800	887,112
Niger Uranium Ltd.	9	4
Niko Resources Ltd.	100	8,109
Nippon Oil Corp.	973,000	6,136,302
OPTI Canada, Inc. (a)	200	3,370
Patriot Coal Corp. (a)	46	2,161
Peabody Energy Corp.	462	23,562
Petrobras Energia Participaciones SA sponsored ADR (B Shares)	700	7,945
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	200	16,938
Petroquest Energy, Inc. (a)	159,570	2,766,944
Pioneer Natural Resources Co.	112,900	5,545,648
Rentech, Inc. (a)	100	89
SandRidge Energy, Inc.	100	3,915
Sasol Ltd. sponsored ADR	100	4,839
Surgutneftegaz JSC sponsored ADR	100	4,767
		174,965,748
TOTAL ENERGY		882,707,355
FINANCIALS - 7.7%
Capital Markets - 3.8%
Acta Holding ASA (d)	786,350	2,624,872
AllianceBernstein Holding LP	1,445,559	91,619,529
Ameriprise Financial, Inc.	2,469,822	128,060,271
Bank of New York Mellon Corp.	100	4,173
Cohen & Steers, Inc.	100	2,649
Deutsche Bank AG (NY Shares)	100	11,305
Espirito Santo Financial Group SA (a)	100	2,763
FCStone Group, Inc.	100	2,770
Indiabulls Securities Ltd. (a)(g)	100	250
Investec PLC	100	672
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
JAFCO Co. Ltd.	51,200	$ 1,723,230
Janus Capital Group, Inc.	1,552,891	36,135,774
Legg Mason, Inc.	100	5,598
Marusan Securities Co. Ltd. (d)	1,823,800	10,123,130
MPC Muenchmeyer Petersen Capital AG	13,996	986,722
New Star Asset Management Group PLC	1,200,730	2,739,931
Sparx Group Co. Ltd.	12,480	6,068,684
T. Rowe Price Group, Inc.	302,401	15,120,050
TD Ameritrade Holding Corp. (a)	100	1,651
W.P. Carey & Co. LLC	320	9,590
		295,243,614
Commercial Banks - 1.2%
Allahabad Bank	1,401,221	2,742,541
Aozora Bank Ltd.	892,000	2,666,121
Asya Katilim Bankasi AS (a)	71,000	454,958
Axis Bank Ltd.	100	1,973
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	195,400	4,447,304
Banco Pastor SA	100	1,542
Banif SGPS SA	100	445
Bank of Ayudhya PCL (For. Reg.)	304,800	224,446
Bank of Baroda	1,267,580	9,383,730
Bank of India	100	633
Boston Private Financial Holdings, Inc.	4,595	48,661
Capitol Bancorp Ltd. (d)(e)	931,878	19,699,901
Cathay General Bancorp	20	415
China Merchants Bank Co. Ltd. (H Shares)	1,000	3,463
Corporation Bank Ltd.	360,369	2,538,697
DnB Nor ASA	100	1,518
East West Bancorp, Inc.	100	1,775
Fifth Third Bancorp	134,800	2,820,016
Fukuoka Financial Group, Inc.	2,023,000	10,608,265
HDFC Bank Ltd. sponsored ADR	100	9,824
Hiroshima Bank Ltd.	160,000	778,601
Hypo Real Estate Holding AG	168,400	4,375,664
Hypo Real Estate Holding AG ADR	11,800	311,451
ICICI Bank Ltd. sponsored ADR	100	3,819
Juroku Bank Ltd.	1,155,400	6,713,291
Lakeland Financial Corp.	200	4,530
Marshall & Ilsley Corp.	100	2,320
National Penn Bancshares, Inc. (d)	66,352	1,206,943
Oriental Bank of Commerce	182,856	822,725
OTP Bank Ltd.	100	4,084
PT Bank Central Asia Tbk	1,000	352
Punjab National Bank	100	1,355
Sberbank (Savings Bank of the Russian Federation) GDR	100	34,254
Siam City Bank PCL (For. Reg.)	236,300	129,562
State Bank of India	120	5,101
Sumitomo Trust & Banking Co. Ltd.	1,542,000	10,685,983

	Shares	Value
The Jammu & Kashmir Bank Ltd.	423	$ 7,170
The Mie Bank Ltd.	1,000	5,287
UCO Bank	1,431,669	1,317,937
UMB Financial Corp.	100	4,120
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	2,729,376
Union Bank of India	100	364
Vijaya Bank Ltd.	436,403	553,334
Wachovia Corp.	259,900	7,017,300
Wells Fargo & Co.	100	2,910
Wintrust Financial Corp.	100	3,495
		92,377,556
Consumer Finance - 0.0%
African Dawn Capital Ltd. (a)	1,006,258	564,540
Capital One Financial Corp.	58,600	2,884,292
		3,448,832
Diversified Financial Services - 0.0%
Bajaj Finserv Ltd. (a)	100	1,403
Bajaj Holdings & Investment Ltd.	100	1,727
Bank of Georgia unit (a)	100	2,550
Indiabulls Financial Services Ltd.	100	1,041
Infrastructure Development Finance Co. Ltd.	100	377
Kotak Mahindra Bank Ltd.	100	1,564
Moody's Corp.	753	26,227
Octav Investments Ltd. (a)	8	0
SREI Infrastructure Finance Ltd.	100	338
		35,227
Insurance - 0.8%
Admiral Group PLC	2,869,595	45,722,771
AXA SA sponsored ADR	100	3,611
Baloise Holdings AG (Reg.)	100	9,938
Brooke Corp.	286,072	926,873
Brown & Brown, Inc.	100	1,738
China Life Insurance Co. Ltd. ADR	266	13,848
eHealth, Inc. (a)(d)	112,196	2,476,166
Genworth Financial, Inc. Class A (non-vtg.)	100	2,264
Marsh & McLennan Companies, Inc.	100	2,435
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100	19,556
Power Financial Corp.	100	3,420
Reinsurance Group of America, Inc.	247,989	13,500,521
Samsung Fire & Marine Insurance Co. Ltd.	100	20,648
Unipol Gruppo Finanziario SpA	100	311
		62,704,100
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.	100	9,272
BioMed Realty Trust, Inc.	100	2,389
British Land Co. PLC	11	200
DA Office Investment Corp.	100	443,285
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	100	$ 3,550
General Growth Properties, Inc.	154,600	5,901,082
K-REIT Asia	738,020	820,380
Land Securities Group PLC	1,338	40,063
Link (REIT)	510	1,131
Plum Creek Timber Co., Inc.	100	4,070
Senior Housing Properties Trust (SBI)	3,533,090	83,734,233
		90,959,655
Real Estate Management & Development - 0.6%
Ayala Land, Inc.	14,622,600	3,782,314
Babis Vovos International Technical SA (a)	12,465	383,706
Belle Corp. (a)	498,000	11,503
Capital & Regional PLC	529,100	5,774,267
CB Richard Ellis Group, Inc. Class A (a)	100	2,164
Cyrela Commercial Properties SA Empreendimentos e Participações	81,560	443,402
DLF Ltd.	100	1,613
Hang Lung Properties Ltd.	1,000	3,540
Henderson Land Development Co. Ltd.	1,000	7,105
Hopson Development Holdings Ltd.	8,390,000	12,936,218
Indiabulls Real Estate Ltd. (a)	300	3,657
Joint Corp.	20,600	134,160
Kenedix, Inc. (d)	12,591	13,935,423
Kerry Properties Ltd.	1	6
Martinsa-Fadesa SA (a)	125	3,937
Megaworld Corp.	12,277,000	726,694
Mirland Development Corp. PLC (a)	63,000	575,036
New World China Land Ltd. (d)	9,968,800	6,327,526
Robinsons Land Corp.	4,868,500	1,200,725
Shun Tak Holdings Ltd.	1,952,200	2,583,602
Sistema-Hals JSC unit (a)	100	716
SM Prime Holdings, Inc.	125	26
Songbird Estates PLC Class B	591,400	1,525,531
SPG Land (Holdings) Ltd. (a)	1,637,100	681,529
Unitech Ltd.	200	1,380
		51,045,780
Thrifts & Mortgage Finance - 0.1%
Carver Bancorp, Inc.	100	1,168
Farmer Mac Class C (non-vtg.) (d)	378,428	9,876,971
First Keystone Financial, Inc. (a)	100	1,024
Housing Development Finance Corp. Ltd.	84	4,994
Hudson City Bancorp, Inc.	100	1,768
IndyMac Bancorp, Inc.	100	496
		9,886,421
TOTAL FINANCIALS		605,701,185

	Shares	Value
HEALTH CARE - 12.4%
Biotechnology - 1.3%
3SBio, Inc. sponsored ADR	55,600	$ 485,944
Allos Therapeutics, Inc. (a)	113,300	688,864
Alnylam Pharmaceuticals, Inc. (a)	700	17,080
Array Biopharma, Inc. (a)	235,800	1,652,958
Basilea Pharmaceutica AG (a)	66,597	9,723,169
BioCryst Pharmaceuticals, Inc. (a)(d)	875,108	4,034,248
Bionovo, Inc. (a)	100	127
Celgene Corp. (a)	100	6,129
Cepheid, Inc. (a)	741	18,073
Combinatorx, Inc. (a)	100	344
CSL Ltd.	549	18,522
Cubist Pharmaceuticals, Inc. (a)	531,786	9,795,498
CytRx Corp. (a)	685	788
deCODE genetics, Inc. (a)	327,482	501,047
Genentech, Inc. (a)	100	8,118
Genitope Corp. (a)	100	25
Genomic Health, Inc. (a)(d)	162,778	3,074,876
Genta, Inc. (a)	16	6
Grifols SA	123,623	3,253,172
Halozyme Therapeutics, Inc. (a)	100	636
Human Genome Sciences, Inc. (a)(d)	1,560,162	9,189,354
Insmed, Inc. (a)	2,002,554	1,361,737
Iomai Corp. (a)	100	160
Kosan Biosciences, Inc. (a)	100	157
LifeCell Corp. (a)	700	29,421
MannKind Corp. (a)	40	239
Momenta Pharmaceuticals, Inc. (a)(d)	69,800	762,914
Myriad Genetics, Inc. (a)	401,437	16,173,897
Nanosphere, Inc.	177,100	1,533,686
NPS Pharmaceuticals, Inc. (a)	100	390
Omrix Biopharmaceuticals, Inc. (a)	100	1,400
Orchid Cellmark, Inc. (a)	559,418	1,594,341
OREXIGEN Therapeutics, Inc.	138,957	1,431,257
Osiris Therapeutics, Inc. (a)	100	1,258
Pro-Pharmaceuticals, Inc. (a)	100	44
RXi Pharmaceuticals Corp. (a)	34	323
Sangamo Biosciences, Inc. (a)(d)(e)	3,380,115	34,341,968
Seattle Genetics, Inc. (a)	385,945	3,512,100
Sino Biopharmaceutical Ltd.	4,000	786
Sonus Pharmaceuticals, Inc. (a)	100	36
Synta Pharmaceuticals Corp.	100	809
Telik, Inc. (a)	100	244
Theravance, Inc. (a)	100	1,053
TorreyPines Therapeutics, Inc. (a)	100	137
Trubion Pharmaceuticals, Inc. (a)	85,234	804,609
VaxGen, Inc. (a)	100	47
Vion Pharmaceuticals, Inc. (a)	10	15
Zymogenetics, Inc. (a)	100	980
		104,022,986
Health Care Equipment & Supplies - 3.8%
Abiomed, Inc. (a)	100	1,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	100	$ 1,111
American Medical Systems Holdings, Inc. (a)	100	1,419
Angiodynamics, Inc. (a)	648	7,491
Becton, Dickinson & Co.	810,848	69,611,301
Biophan Technologies, Inc. (a)	100	4
Boston Scientific Corp. (a)	745,600	9,595,872
Clinical Data, Inc. (a)	150	2,774
Cochlear Ltd.	100	5,000
DENTSPLY International, Inc.	446,771	17,245,361
Edwards Lifesciences Corp. (a)	730,666	32,551,170
ev3, Inc. (a)	100	814
Fresenius AG	300	25,526
Gen-Probe, Inc. (a)	100	4,820
Golden Meditech Co. Ltd.	3,816,000	1,098,299
Haemonetics Corp. (a)	280,300	16,700,274
Heartware Ltd. (a)	100	37
Hologic, Inc. (a)	200	11,120
Home Diagnostics, Inc. (a)	100	696
I-Flow Corp. (a)	200	2,806
IDEXX Laboratories, Inc. (a)	200	9,852
Immucor, Inc. (a)	100	2,134
Insulet Corp.	281,401	4,052,174
Integra LifeSciences Holdings Corp. (a)	100	4,347
Inverness Medical Innovations, Inc. (a)	80,140	2,412,214
Kinetic Concepts, Inc. (a)	100	4,623
Medtronic, Inc.	1,173,311	56,753,053
Meridian Bioscience, Inc.	150	5,015
Mindray Medical International Ltd. sponsored ADR	276,800	8,010,592
Neogen Corp. (a)	150	3,765
NMT Medical, Inc. (a)	100	388
NuVasive, Inc. (a)	100	3,451
NxStage Medical, Inc. (a)	100	432
Optos PLC (a)	100	260
Osteotech, Inc. (a)	75,849	360,283
Quidel Corp. (a)	844,565	13,563,714
RTI Biologics, Inc. (a)	100	945
St. Jude Medical, Inc. (a)	35,800	1,546,202
Steris Corp.	825,838	22,157,234
Strategic Diagnostics, Inc. (a)	818,550	3,053,192
Stryker Corp.	379,859	24,709,828
The Spectranetics Corp. (a)	199,350	1,666,566
ThermoGenesis Corp. (a)	1,168,959	1,905,403
Varian Medical Systems, Inc. (a)	289,058	13,539,477
Vascular Solutions, Inc. (a)	100	613
Zimmer Holdings, Inc. (a)	100	7,786
		300,640,752
Health Care Providers & Services - 2.0%
Acibadem Saglik Hizmetleri AS	185	1,303
Aetna, Inc.	100	4,209

	Shares	Value
AMERIGROUP Corp. (a)	146,600	$ 4,006,578
AmSurg Corp. (a)	100	2,368
Apollo Hospitals Enterprise Ltd.	100	1,271
athenahealth, Inc. (d)	183,816	4,350,925
Bangkok Dusit Medical Service PCL (For. Reg.)	100	101
Bio-Reference Laboratories, Inc. (a)	100	2,643
Brookdale Senior Living, Inc.	100	2,390
Bumrungrad Hospital PCL (For. Reg.)	100	108
Centene Corp. (a)	1,372,619	19,134,309
Diagnosticos da America SA	13,600	270,481
Emeritus Corp. (a)	1,096,552	22,874,075
Genoptix, Inc.	100	2,501
Health Grades, Inc. (a)	915,296	4,832,763
Health Net, Inc. (a)	245,000	7,546,000
IPC The Hospitalist Co., Inc.	324,000	6,408,720
Laboratory Corp. of America Holdings (a)	378,953	27,921,257
LifePoint Hospitals, Inc. (a)	331,300	9,100,811
Lincare Holdings, Inc. (a)	1,067,000	29,993,370
Medial Saude SA (a)	180,000	1,691,475
Message Co. Ltd.	1,101	1,487,104
Molina Healthcare, Inc. (a)(d)	427,409	10,437,328
Netcare Ltd.	100	105
Nighthawk Radiology Holdings, Inc. (a)	500	4,680
Parkway Holdings Ltd.	305,000	709,096
Ramsay Health Care Ltd.	100	983
Sonic Healthcare Ltd.	100	1,257
U.S. Physical Therapy, Inc. (a)	48,707	702,355
Universal American Financial Corp. (a)	562,053	5,957,762
		157,448,328
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	725,719	7,489,420
Cerner Corp. (a)(d)	326,690	12,179,003
Eclipsys Corp. (a)	849,953	16,667,578
HLTH Corp. (a)	817,400	7,797,996
iCAD, Inc. (a)	100	246
MedAssets, Inc.	100	1,482
Merge Healthcare, Inc. (a)	200	112
Omnicell, Inc. (a)	42	844
ProxyMed, Inc. (a)	100	119
TriZetto Group, Inc. (a)	729	12,167
		44,148,967
Life Sciences Tools & Services - 3.0%
Applera Corp.:
- Applied Biosystems Group	1,599,154	52,548,200
- Celera Genomics Group (a)	400	5,880
Bachem Holding AG (B Shares)	100	9,359
Bio-Imaging Technologies, Inc. (a)	100	701
Bio-Rad Laboratories, Inc. Class A (a)	327	29,087
Bruker BioSciences Corp. (a)	100	1,539
Cambrex Corp.	100	693
Dionex Corp. (a)	100	7,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Evotec OAI AG (a)	100	$ 267
Exelixis, Inc. (a)	174	1,209
Harvard Bioscience, Inc. (a)(e)	1,918,675	9,593,375
Helicos BioSciences Corp.	100	604
Illumina, Inc. (a)	100	7,590
Invitrogen Corp. (a)	700	59,829
Luminex Corp. (a)	100	1,965
Millipore Corp. (a)	477,932	32,217,396
Nektar Therapeutics (a)	100	694
PerkinElmer, Inc.	1,101,560	26,712,830
QIAGEN NV (a)(d)	4,362,677	90,743,682
Sequenom, Inc. (a)	736,695	4,788,518
Techne Corp. (a)	100	6,736
Varian, Inc. (a)	285,600	16,541,952
Waters Corp. (a)	720	40,104
		233,319,909
Pharmaceuticals - 1.7%
Abbott Laboratories	14,800	816,220
Akorn, Inc. (a)	1,828,539	8,648,989
Allergan, Inc.	292,582	16,498,699
Ardea Biosciences, Inc. (a)	166,450	2,163,850
Auxilium Pharmaceuticals, Inc. (a)	77,800	2,080,372
BioMimetic Therapeutics, Inc. (a)	100	800
Boiron SA	55	1,527
Cadence Pharmaceuticals, Inc. (a)	100	595
Chugai Pharmaceutical Co. Ltd.	100	1,134
Cosmo Pharmaceuticals SpA	100	2,316
Daiichi Sankyo Co. Ltd.	100	2,966
Elite Pharmaceuticals, Inc. Class A (a)	100	92
Endo Pharmaceuticals Holdings, Inc. (a)	3,181,897	76,174,614
Hi-Tech Pharmacal Co., Inc. (a)	100	905
Mylan, Inc. (d)	628,700	7,292,920
Novo Nordisk AS Series B sponsored ADR	100	6,924
Obagi Medical Products, Inc. (a)	47,300	410,564
Pfizer Ltd.	100	1,712
Ranbaxy Laboratories Ltd. sponsored GDR	75	829
Roche Holding AG (participation certificate)	149	28,040
Salix Pharmaceuticals Ltd. (a)(d)	7,000	43,960
SuperGen, Inc. (a)	100	251
Teva Pharmaceutical Industries Ltd. sponsored ADR	354,100	16,355,879
Wockhardt Ltd.	86,000	572,116
Wyeth	100	4,176
		131,110,450
TOTAL HEALTH CARE		970,691,392

	Shares	Value
INDUSTRIALS - 13.7%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	100	$ 5,457
Ceradyne, Inc. (a)	81,245	2,596,590
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,951
General Dynamics Corp.	200	16,674
Meggitt PLC	436,200	2,386,699
Point Blank Solutions, Inc. (a)	91,800	319,464
QinetiQ Group plc	100	383
Raytheon Co.	550,090	35,541,315
Rockwell Collins, Inc.	714	40,805
		40,911,338
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	1,131
C.H. Robinson Worldwide, Inc.	400	21,760
Expeditors International of Washington, Inc.	200	9,036
FedEx Corp.	100	9,267
Transport Corp. of India Ltd.	164,553	349,824
		391,018
Airlines - 0.1%
Air China Ltd. (H Shares)	2,000	1,688
Republic Airways Holdings, Inc. (a)	330,322	7,154,775
		7,156,463
Building Products - 0.2%
Ameron International Corp.	97,121	9,083,727
Apogee Enterprises, Inc.	100	1,540
Duratex SA	100	1,738
Geberit AG (Reg.)	100	14,902
Lennox International, Inc.	189,100	6,801,927
Lindab International AB	1,000	24,737
PGT, Inc. (a)	14,145	38,757
Simpson Manufacturing Co. Ltd.	100	2,718
Toto Ltd. (d)	111,000	1,056,372
Trex Co., Inc. (a)(d)	85,686	675,206
Universal Forest Products, Inc.	100	3,220
		17,704,844
Commercial Services & Supplies - 2.4%
51job, Inc. sponsored ADR (a)	100	1,625
Administaff, Inc.	730	17,235
Advisory Board Co. (a)	100	5,494
Allied Waste Industries, Inc. (a)	4,467,000	48,288,270
Bio-Treat Technology Ltd.	972,446	356,790
CDI Corp.	237	5,937
Copart, Inc. (a)	505,000	19,573,800
Experian Group Ltd.	100	728
Fuel Tech, Inc. (a)(d)	505,536	10,363,488
GFK AG	20	791
HNI Corp.	100	2,689
Huron Consulting Group, Inc. (a)	100	4,155
IHS, Inc. Class A (a)	117,100	7,530,701
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
InnerWorkings, Inc. (a)	100	$ 1,403
Intertek Group PLC	484	9,911
JobStreet Corp. Bhd	733,800	362,484
Korn/Ferry International (a)	264,000	4,461,600
Manpower, Inc.	186,835	10,511,337
Monster Worldwide, Inc. (a)	100	2,421
Moshi Moshi Hotline, Inc.	29,300	893,659
Pike Electric Corp. (a)	102,200	1,423,646
R.R. Donnelley & Sons Co.	276,372	8,376,835
Randstad Holdings NV (d)	538,440	25,218,948
Ritchie Brothers Auctioneers, Inc.	100	8,212
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	143,785
Sinomem Technology Ltd. (a)	2,723,000	1,266,144
Steelcase, Inc. Class A	100	1,106
Stericycle, Inc. (a)	100	5,150
Taiwan Secom Co.	2,000	4,120
Tetra Tech, Inc. (a)	100	1,951
The Brink's Co.	41,000	2,754,380
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	1,000	375
United Envirotech Ltd. (a)	1,000	138
Waste Connections, Inc. (a)	778,693	23,937,023
Waste Industries USA, Inc.	42,100	1,521,915
Waste Management, Inc.	722,602	24,250,523
Waste Services, Inc. (a)	115,368	936,788
		192,245,557
Construction & Engineering - 0.6%
AECOM Technology Corp.	100	2,601
Gammon India Ltd.	100	961
Gayatri Projects Ltd.	241,630	2,521,028
GS Engineering & Construction Corp.	44,090	6,455,018
Hindustan Construction Co. Ltd.	100	331
Insituform Technologies, Inc. Class A (a)	300	4,149
IVRCL Infrastructures & Projects Ltd.	948,326	9,608,819
Jacobs Engineering Group, Inc. (a)	242,340	17,833,801
LANCO Infratech Ltd. (a)	697	6,765
Nagarjuna Construction Co. Ltd.	286,952	1,539,061
Orascom Construction Industries SAE GDR	100	14,975
Prajay Engineers Syndicate Ltd.	115,252	809,614
Pratibha Industries Ltd.	243,970	2,005,454
Schmack Biogas AG (a)	100	2,560
Shaw Group, Inc. (a)	700	32,998
SNC-Lavalin Group, Inc.	100	4,333
Taihei Dengyo Kaisha Ltd.	462,000	3,425,695
		44,268,163
Electrical Equipment - 2.4%
Acuity Brands, Inc.	650	27,918
Akeena Solar, Inc. (a)	100	769
AstroPower, Inc. (a)	100	0

	Shares	Value
Ceres Power Holdings PLC (a)	20,100	$ 69,796
Conergy AG	100	2,115
Cooper Industries Ltd. Class A	2,342,240	94,040,936
Distributed Energy Systems Corp. (a)	100	45
Dongfang Electric Corp. Ltd.	366,000	1,481,343
Emerson Electric Co.	100	5,146
First Solar, Inc. (a)	718	165,959
Gamesa Corporacion Tecnologica, SA	100	4,562
Harbin Electric, Inc. (a)	64	838
Johnson Electric Holdings Ltd. sponsored ADR	100	473
Jyoti Structures Ltd.	100	399
Kalpataru Power Transmission Ltd.	40,000	1,076,842
KEC International Ltd.	100	1,635
Lloyd Electric & Engineering Ltd.	147,293	353,054
Neo-Neon Holdings Ltd.	22,605,000	15,945,604
Nexans SA	62,700	7,393,673
PowerSecure International, Inc. (a)(e)	1,029,934	12,122,323
Prysmian SpA	116,600	2,488,371
Regal-Beloit Corp.	100	3,663
Renewable Energy Corp. AS (a)	247,500	6,900,919
Rockwell Automation, Inc.	343,911	19,747,370
Solar Integrated Technologies, Inc. (a)	100	180
SolarWorld AG (d)	493,168	23,487,798
Thomas & Betts Corp. (a)	100	3,637
Vestas Wind Systems AS (a)	100	10,923
Xantrex Technology, Inc. (a)	900	6,128
		185,342,419
Industrial Conglomerates - 0.2%
3M Co.	100	7,915
Aditya Birla Nuvo Ltd.	100	3,488
Hutchison Whampoa Ltd. ADR	100	4,732
Max India Ltd. (a)	170,100	629,961
Murray & Roberts Holdings Ltd.	100	1,178
Shanghai Industrial Holdings Ltd. (H Shares)	1,363,000	5,148,815
Siemens India Ltd.	200	3,080
Teleflex, Inc.	261,500	12,476,165
		18,275,334
Machinery - 6.6%
3D Systems Corp. (a)	100	1,469
AGCO Corp. (a)	2,673,608	160,095,647
Albany International Corp. Class A	100	3,614
Badger Meter, Inc.	64,388	2,781,562
Basin Water, Inc. (a)	695	3,989
Bell Equipment Ltd.	30,078	170,971
Bucher Industries AG	500	135,428
Chart Industries, Inc. (a)	100	3,384
China Metal International Holdings, Inc.	292,000	71,285
China Yuchai International Ltd.	100	838
CIRCOR International, Inc.	348,893	16,136,301
Crane Co.	476,486	19,226,210
Cummins India Ltd.	100	806
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	279,462	$ 13,084,411
Danaher Corp.	63,600	4,835,508
Deere & Co.	1,505,800	121,126,552
Doosan Infracore Co. Ltd.	100	3,327
Eaton Corp.	93,400	7,441,178
Eicher Motors Ltd. (a)	100	624
ESCO Technologies, Inc. (a)	100	3,972
EVA Precision Industrial Holdings Ltd.	3,344,000	893,704
Graco, Inc.	100	3,626
Haitian International Holdings Ltd.	8,670,000	4,511,680
Hyflux Ltd.	100	220
IDEX Corp.	700	21,483
Ingersoll-Rand Co. Ltd. Class A	100	4,458
Jain Irrigation Systems Ltd.	100	1,479
JTEKT Corp.	1,000	16,514
JVM Co. Ltd.	19,639	892,321
Kadant, Inc. (a)	193,476	5,684,325
KCI Konecranes Oyj	100	3,852
Komax Holding AG (Reg.)	100	15,607
MAN AG	156,600	20,800,145
Metso Corp. sponsored ADR	100	5,399
NGK Insulators Ltd.	1,000	17,887
PACCAR, Inc.	150	6,750
Pall Corp.	100	3,507
Parker Hannifin Corp.	462,320	32,024,906
Railpower Technologies Corp. (a)	100	33
Shanthi Gears Ltd.	130,010	184,963
Shin Zu Shing Co. Ltd.	1,439,500	6,774,229
SPX Corp.	916,380	96,128,262
Tata Motors Ltd.	45,832	712,955
Tata Motors Ltd. sponsored ADR (d)	96,200	1,502,644
Thermax Ltd.	100	1,516
Uzel Makina Sanayi AS	456,690	335,424
Wabash National Corp.	100	899
Weichai Power Co. Ltd. (H Shares)	516,100	1,919,758
		517,595,622
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	3,142
Kuehne & Nagel International AG	100	10,004
		13,146
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	161,300	14,875,086
Con-way, Inc.	51,800	2,563,064
CSX Corp.	580,700	32,559,849
Guangshen Railway Co. Ltd. sponsored ADR	100	2,630
Knight Transportation, Inc.	225	3,704
Landstar System, Inc.	100	5,216

	Shares	Value
Norfolk Southern Corp.	100	$ 5,432
Old Dominion Freight Lines, Inc. (a)	100	3,183
		50,018,164
Trading Companies & Distributors - 0.0%
GATX Corp.	100	3,907
MSC Industrial Direct Co., Inc. Class A	77	3,253
Richelieu Hardware Ltd.	100	2,036
		9,196
Transportation Infrastructure - 0.1%
Hopewell Holdings Ltd.	1,304,000	4,951,072
Macquarie Infrastructure Group unit	105	267
Quixote Corp.	38,500	321,475
		5,272,814
TOTAL INDUSTRIALS		1,079,204,078
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.3%
ADC Telecommunications, Inc. (a)	1,727,096	20,863,320
Adtran, Inc.	231,638	4,285,303
Airspan Networks, Inc. (a)	318,929	299,793
Alcatel-Lucent SA sponsored ADR	100	576
Alvarion Ltd. (a)	600	4,350
Aruba Networks, Inc.	100	521
Ciena Corp. (a)	179,300	5,527,819
Cipherlab Co. Ltd.	542,000	1,216,454
CommScope, Inc. (a)	100	3,483
Comtech Telecommunications Corp. (a)	228,396	8,907,444
F5 Networks, Inc. (a)	100	1,817
Finisar Corp. (a)	100	128
Gemtek Technology Corp.	158,418	256,757
Globecomm Systems, Inc. (a)	683	5,942
Harris Corp.	100	4,853
Infinera Corp.	24,200	290,400
Juniper Networks, Inc. (a)	6,948,684	173,717,100
MIC Electronics Ltd.	342,389	6,118,183
Nokia Corp. sponsored ADR	153,200	4,876,356
Option NV (a)	360	3,296
Plantronics, Inc.	670,450	12,946,390
Polycom, Inc. (a)	100	2,254
Raymarine PLC	100	462
Sandvine Corp. (a)	1,176,800	2,006,039
Sonus Networks, Inc. (a)	100	344
Vyyo, Inc. (a)	100	41
Zyxel Communications Corp.	14,437,559	16,914,375
		258,253,800
Computers & Peripherals - 1.1%
Acer, Inc.	11,194,720	20,041,227
ASUSTeK Computer, Inc.	4,375,051	12,814,017
Diebold, Inc.	100	3,755
Foxconn Technology Co. Ltd.	537,000	3,180,966
Gemalto NV (a)	16	466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
I-Chiun Precision Industries Co. Ltd.	3,854,550	$ 5,004,179
Lenovo Group Ltd.	14,712,000	9,451,611
Lenovo Group Ltd. ADR	100	1,285
Logitech International SA (a)	96,956	2,466,561
Logitech International SA (Reg.) (a)	183,449	4,666,943
Moser-Baer India Ltd.	150	570
NetApp, Inc. (a)	777,759	15,594,068
Positivo Informatica SA	43,700	528,195
Psion PLC	33	65
Stratasys, Inc. (a)	685	12,193
Sun Microsystems, Inc. (a)	923,000	14,334,190
Unisteel Technology Ltd.	2,470,625	2,351,438
Western Digital Corp. (a)	100	2,704
		90,454,433
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	100	575
Agilent Technologies, Inc. (a)	644,129	19,214,368
Amphenol Corp. Class A	200	7,450
Arrow Electronics, Inc. (a)	157,800	5,309,970
Avnet, Inc. (a)	175,400	5,740,842
China EnerSave Ltd.	18,986,000	689,698
China Power New Egy Development Co. Ltd. (a)	20,000	1,542
Comverge, Inc.	695	7,179
Daktronics, Inc.	200	3,582
Echelon Corp. (a)	925	12,488
Everlight Electronics Co. Ltd.	1,684,537	5,709,919
Gold Circuit Electronics Ltd.	4,532,000	3,042,512
Hana Microelectronics PCL (For. Reg.)	509,400	300,411
Hon Hai Precision Industry Co. Ltd. (Foxconn)	178,800	1,023,833
Ibiden Co. Ltd.	126,200	5,005,071
Ingenico SA	396,730	13,026,582
IPG Photonics Corp. (a)	44,913	704,685
Itron, Inc. (a)	48,836	4,406,472
Jabil Circuit, Inc.	209,800	1,984,708
L-1 Identity Solutions, Inc. (a)	100	1,330
Lumax International Corp. Ltd.	425,000	910,505
Maxwell Technologies, Inc. (a)(d)	315,586	3,215,821
Measurement Specialties, Inc. (a)	406,250	7,097,188
Meiko Electronics Co. Ltd.	100	3,266
Mellanox Technologies Ltd.	100	1,393
Mettler-Toledo International, Inc. (a)	430,474	41,807,635
Mingyuan Medicare Development Co. Ltd.	4,370,000	673,793
Murata Manufacturing Co. Ltd.	100	5,016
Nihon Dempa Kogyo Co. Ltd.	100	2,796
Nippon Electric Glass Co. Ltd.	594,000	9,328,215
RadiSys Corp. (a)	16,368	165,153
Robotic Vision Systems, Inc. (a)	100	0

	Shares	Value
Rogers Corp. (a)	100	$ 3,341
Synnex Technology International Corp.	180,000	489,288
Trimble Navigation Ltd. (a)	700	20,013
Unity Opto Technology Co. Ltd.	1,039	930
Universal Display Corp. (a)	157,463	2,254,870
Yageo Corp. sponsored GDR	100	190
		132,172,630
Internet Software & Services - 0.8%
Answers Corp. (a)	100	511
Art Technology Group, Inc. (a)	1,063,795	4,127,525
Aun Consulting, Inc. (d)	36	42,494
Baidu.com, Inc. sponsored ADR (a)	1,000	239,630
Blinkx PLC	3,876,776	1,250,030
China LotSynergy Holdings Ltd. (a)	22,996,100	1,285,309
CNET Networks, Inc. (a)	100	710
comScore, Inc.	200	4,012
DA Consortium, Inc. (d)	1,591	826,727
DealerTrack Holdings, Inc. (a)	330,384	6,680,364
Digital River, Inc. (a)	100	3,097
eBay, Inc. (a)	205,500	6,132,120
Equinix, Inc. (a)	100	6,649
F@N Communications, Inc. (d)	325	354,471
iMergent, Inc.	100	1,139
INFO Edge India Ltd.	100	2,142
Internap Network Services Corp. (a)(d)	1,005,578	4,987,667
LBI International AB (a)	82,100	418,624
LivePerson, Inc. (a)	1,807,373	5,602,856
Omniture, Inc. (a)	705	16,363
Online Resources Corp. (a)(e)	1,448,486	13,934,435
Open Business Club AG (a)	50,440	2,898,335
RealNetworks, Inc. (a)	100	573
Rediff.com India Ltd. sponsored ADR (a)	1,100	8,756
Sify Technologies Ltd. sponsored ADR (a)	700	3,122
Tencent Holdings Ltd.	1,138,000	6,484,851
TheStreet.com, Inc.	100	808
ValueClick, Inc. (a)	248,161	4,280,777
VeriSign, Inc. (a)	100	3,324
VistaPrint Ltd. (a)	32,112	1,122,314
Vocus, Inc. (a)	100	2,640
WebMD Health Corp. Class A (a)(d)	109,688	2,585,346
Website Pros, Inc. (a)	43	423
Zix Corp. (a)	100	387
		63,308,531
IT Services - 1.7%
Accenture Ltd. Class A	1,389,550	48,870,474
Cap Gemini SA	138,400	7,880,510
Ciber, Inc. (a)	412,854	2,022,985
Cognizant Technology Solutions Corp. Class A (a)	365,000	10,522,950
CyberSource Corp. (a)	726	10,607
eLoyalty Corp. (a)	100	812
Fiserv, Inc. (a)	100	4,809
Metavante Holding Co. (a)	33	666
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Nomura Research Institute Ltd.	2,383,400	$ 62,720,283
Obic Co. Ltd.	4,440	792,044
Paracon Holdings Ltd.	32,405	7,791
Perot Systems Corp. Class A (a)	4,600	69,184
SAIC, Inc. (a)	24,700	459,173
SM&A (a)	100	431
Syntel, Inc.	100	2,665
VeriFone Holdings, Inc. (a)	100	1,587
Visa, Inc.	18,300	1,141,188
WNS Holdings Ltd. ADR (a)	100	1,545
		134,509,704
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	375,450	12,509,994
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	100	589
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares) (a)	2,000	64
Aixtron AG	200	2,744
Aixtron AG sponsored ADR (a)	100	1,370
Alliance Semiconductor Corp.	100	111
Altera Corp.	4,794,417	88,361,105
ANADIGICS, Inc. (a)(d)	183,132	1,201,346
Applied Materials, Inc.	100	1,951
ARM Holdings PLC sponsored ADR	100	527
ATMI, Inc. (a)(e)	2,001,868	55,711,986
AuthenTec, Inc.	55,607	552,734
Bright Led Electronics Corp.	701,132	1,557,456
Cree, Inc. (a)(d)	863,216	24,135,519
Cymer, Inc. (a)	1,034,398	26,935,724
Elpida Memory, Inc. (a)	100	3,373
Epistar Corp.	8,221,789	23,025,447
Ersol Solar Energy AG (a)(d)	4,800	394,019
Fairchild Semiconductor International, Inc. (a)	100	1,192
Formosa Epitaxy, Inc. (a)	3,353,000	3,735,119
Hittite Microwave Corp. (a)	100	3,742
Infineon Technologies AG sponsored ADR (a)	100	702
Integrated Device Technology, Inc. (a)	5,285,191	47,196,756
Intersil Corp. Class A	3,366,870	86,427,553
KLA-Tencor Corp.	100	3,710
Kontron AG	400,300	6,439,199
Kopin Corp. (a)	100	266
Lam Research Corp. (a)	247,000	9,440,340
Manz Automation AG (a)	4,700	1,086,351
MediaTek, Inc.	405,950	5,343,733
Microchip Technology, Inc.	100	3,273
MJC Probe, Inc.	1,100	2,787
National Semiconductor Corp.	206,900	3,790,408
Opto Technology Corp. (a)	5,566,404	5,129,144
PMC-Sierra, Inc. (a)	2,156,730	12,293,361

	Shares	Value
Powertech Technology, Inc.	1,150,000	$ 4,125,119
Richtek Technology Corp.	2,428,950	19,343,993
Rubicon Technology, Inc.	35,800	1,037,484
Samco, Inc.	120	1,040
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	351
Seoul Semiconductor Co. Ltd.	121,424	2,507,190
Silicon Laboratories, Inc. (a)	100	3,154
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,644,855	13,816,782
Supertex, Inc. (a)	100	2,041
Techwell, Inc. (a)(d)	103,400	1,120,856
Tekcore Co. Ltd.	2,107,000	2,253,513
Trio-Tech International	100	635
Varian Semiconductor Equipment Associates, Inc. (a)	100	2,815
Xilinx, Inc.	1,785,166	42,397,693
Zetex PLC	876,700	743,676
		490,140,043
Software - 3.3%
Activision, Inc. (a)	1	27
Adobe Systems, Inc. (a)	1,218,900	43,380,651
Ansys, Inc. (a)	387,800	13,386,856
Autonomy Corp. PLC (a)	3,894,276	70,974,490
BladeLogic, Inc.	200	5,610
Callidus Software, Inc. (a)	144,300	694,083
Citrix Systems, Inc. (a)	100	2,933
Concur Technologies, Inc. (a)	700	21,735
DemandTec, Inc.	100	1,020
Digimarc Corp. (a)	100	999
Electronic Arts, Inc. (a)	122,741	6,127,231
Financial Technologies India Ltd.	78	3,116
Gameloft (a)	107,925	466,815
Giant Interactive Group, Inc. ADR (d)	75,500	955,075
Global Digital Creations Holdings Ltd. (a)	5,052,000	324,562
GSE Systems, Inc. (a)	100	814
Interactive Intelligence, Inc. (a)	858,982	10,110,218
Kingdee International Software Group Co. Ltd.	4,373,000	3,371,280
Longtop Financial Technologies Ltd. ADR	19,881	375,353
Macrovision Corp. (a)(d)	1,580,749	21,340,112
McAfee, Inc. (a)	100	3,309
MICROS Systems, Inc. (a)	174,018	5,857,446
Napster, Inc. (a)	100	148
NetDragon WebSoft, Inc.	500	671
NetScout Systems, Inc. (a)	100	930
NetSuite, Inc.	723	15,573
Nintendo Co. Ltd.	100	52,318
Novell, Inc. (a)	100	629
Oracle Corp. (a)	1,670,500	32,674,980
Perfect World Co. Ltd. sponsored ADR Class B	100	2,271
PROS Holdings, Inc.	100	1,255
Quality Systems, Inc. (d)	597,477	17,846,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	100	$ 4,957
Scientific Learning Corp. (a)	100	470
Smith Micro Software, Inc. (a)	100	612
Streamline Health Solutions, Inc. (a)	100	240
Subex Ltd.	89	449
SuccessFactors, Inc.	684	6,676
Symantec Corp. (a)	100	1,662
Tata Elxsi Ltd.	100	395
Ubisoft Entertainment SA (a)	384,500	33,122,446
Vizrt Ltd.	15,692	91,654
VMware, Inc. Class A	100	4,282
		261,232,991
TOTAL INFORMATION TECHNOLOGY		1,442,582,126
MATERIALS - 13.1%
Chemicals - 1.7%
ADA-ES, Inc. (a)	100	837
Advansa Sasa Polyester Sanayi AS (a)	1	0
Albemarle Corp.	342,609	12,512,081
Asian Paints India Ltd.	451,101	13,521,761
Calgon Carbon Corp. (a)	100	1,505
Dyno Nobel Ltd.	100	234
Ecolab, Inc.	538,212	23,374,547
Filtrona PLC	50	171
Jubilant Organosys Ltd.	100	819
KMG Chemicals, Inc.	50,063	772,472
Kuraray Co. Ltd.	125,000	1,502,252
Landec Corp. (a)	752	6,339
Monsanto Co.	200	22,300
Nalco Holding Co.	1,499,800	31,720,770
Quaker Chemical Corp.	100	3,129
Recticel SA	100	1,395
RPM International, Inc.	100	2,094
Sensient Technologies Corp.	1,170,440	34,516,276
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	922,000	317,490
Sodiff Advanced Materials Co. Ltd.	100	7,462
Syngenta AG sponsored ADR	74,500	4,358,995
Terra Nitrogen Co. LP	60,500	6,748,775
Tokuyama Corp.	620,000	4,552,975
United Phosphorous Ltd.	100	655
Valspar Corp.	89,400	1,773,696
Zoltek Companies, Inc. (a)	100	2,652
		135,721,682
Construction Materials - 0.0%
CRH PLC	100	3,801
Headwaters, Inc. (a)	100	1,319

	Shares	Value
Shree Cement Ltd.	100	$ 2,741
Vulcan Materials Co.	11	730
		8,591
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	1,080,401	989,176
Owens-Illinois, Inc. (a)	100	5,643
Packaging Corp. of America	100	2,233
Sealed Air Corp.	200	5,050
Sonoco Products Co.	100	2,863
		1,004,965
Metals & Mining - 11.1%
Africa Cellular Towers Ltd. (a)	290,317	103,811
Agnico-Eagle Mines Ltd.	308,550	20,924,655
Alamos Gold, Inc. (a)	3,108,900	18,170,076
Aquarius Platinum Ltd. (Australia)	127,149	1,974,587
Barrick Gold Corp.	2,615,100	114,324,652
BHP Billiton Ltd. sponsored ADR	100	6,585
BlueScope Steel Ltd.	100	902
Brush Engineered Materials, Inc. (a)	100	2,567
Centerra Gold, Inc. (a)	230,900	3,027,386
Coeur d'Alene Mines Corp. (a)(d)	8,965,075	36,218,903
Eldorado Gold Corp. (a)	8,363,200	57,677,241
FNX Mining Co., Inc. (a)	100	2,806
Goldcorp, Inc.	262,700	10,207,581
Grupo Mexico SA de CV Series B	100	664
Hecla Mining Co. (a)(d)	451,684	5,040,793
High River Gold Mines Ltd. (a)	12,377,200	31,708,588
IAMGOLD Corp.	3,958,100	29,340,679
Inmet Mining Corp.	100	7,306
Ivanhoe Mines Ltd. (a)	100	1,042
Jaguar Mining, Inc. (a)	74,800	794,194
Kinross Gold Corp.	5,654,366	126,129,925
Lihir Gold Ltd. (a)	2,642,407	8,670,899
Lihir Gold Ltd. sponsored ADR	1,023,500	32,567,770
Lundin Mining Corp. (a)	970,821	6,619,664
Maharashtra Seamless Ltd.	70,000	534,487
Mechel Steel Group OAO sponsored ADR	100	11,379
Newcrest Mining Ltd.	1,325,435	40,428,217
Newmont Mining Corp.	6,154,961	278,819,742
POSCO sponsored ADR	100	11,898
Randgold Resources Ltd. sponsored ADR	137,800	6,385,652
Royal Gold, Inc.	941,948	28,418,571
Shore Gold, Inc. (a)	805,600	3,178,141
Sumitomo Metal Mining Co. Ltd.	1,600	30,203
Vedanta Resources PLC	100	4,159
Xstrata PLC	100	6,998
Yamana Gold, Inc.	503,954	7,392,896
		868,745,619
Paper & Forest Products - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	6,826
Ballarpur Industries Ltd.	300	208
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Cathay Forest Products Corp. (a)	40,100	$ 39,842
Glatfelter	61,100	923,221
Gunns Ltd.	1,483,967	4,245,595
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	51,767
Lee & Man Paper Manufacturing Ltd.	1,615,500	2,586,361
Pope Resources, Inc. LP	100	3,450
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	89
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	441,900	12,598,569
		20,455,928
TOTAL MATERIALS		1,025,936,785
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FREEDOM4 Communications plc (a)	100	13
LG Dacom Corp.	190,350	3,594,048
PT Indosat Tbk sponsored ADR	100	3,831
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	4,194
Telenor ASA sponsored ADR	100	5,743
		3,607,829
Wireless Telecommunication Services - 0.1%
Clearwire Corp.	100	1,481
NII Holdings, Inc. (a)	116,036	3,687,624
Philippine Long Distance Telephone Co.	100	6,773
SK Telecom Co. Ltd. sponsored ADR	88,900	1,921,129
Sprint Nextel Corp.	700	4,683
Telemig Celular Participacoes SA sponsored ADR	100	5,666
		5,627,356
TOTAL TELECOMMUNICATION SERVICES		9,235,185
UTILITIES - 0.6%
Electric Utilities - 0.1%
Areva T&D India Ltd.	100	3,865
Enernoc, Inc.	100,471	1,145,369
Korea Electric Power Corp. sponsored ADR	100	1,504
Pepco Holdings, Inc.	383,100	9,470,232
		10,620,970
Gas Utilities - 0.4%
Aegis Logistics Ltd.	120,637	609,514
AGL Resources, Inc.	978,628	33,586,513
China Gas Holdings Ltd.	2,000	496
		34,196,523

	Shares	Value
Independent Power Producers & Energy Traders - 0.0%
International Power PLC sponsored ADR	100	$ 7,897
NTPC Ltd.	100	491
Ormat Technologies, Inc.	100	4,301
PTC India Ltd.	100	242
		12,931
Water Utilities - 0.1%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	14
Guangdong Investment Ltd.	2,000	995
Puncak Niaga Holding BHD	70	77
Sino-Environment Technology Group Ltd. (a)	5,415,000	4,602,986
		4,604,072
TOTAL UTILITIES		49,434,496
TOTAL COMMON STOCKS (Cost $7,431,522,480)		7,754,007,627
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a)	5	0
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Banco Itau Holding Financeira SA (non-vtg.)	10,600	241,563
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $76,873)		241,563
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 2.69% (b)	77,735,298	77,735,298
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	305,820,714	305,820,714
TOTAL MONEY MARKET FUNDS (Cost $383,556,012)		383,556,012
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $7,815,155,365)	8,137,805,202
NET OTHER ASSETS - (3.4)%	(270,771,952)
NET ASSETS - 100%	$ 7,867,033,250
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 699,897 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Indiabulls Securities Ltd.	7/14/05	$ 94
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,386,191
Fidelity Securities Lending Cash Central Fund	1,258,730
Total	$ 2,644,921
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Dental Partners, Inc.	$ 7,236,454	$ -	$ 6,546,110	$ -	$ -
ATMI, Inc.	22,212,123	36,227,521	-	-	55,711,986
Capitol Bancorp Ltd.	14,797,717	4,667,283	988,987	184,693	19,699,901
Fuel Systems Solutions, Inc.	14,460,222	2,020,146	2,852,153	-	12,661,540
Gentex Corp.	175,194,768	6,900,543	-	1,035,197	177,441,086
Harvard Bioscience, Inc.	8,787,532	-	-	-	9,593,375
Hawk Corp. Class A	4,682,587	6,284,246	54,688	-	10,631,521
Hot Topic, Inc.	14,165,636	-	-	-	10,490,359
Newpark Resources, Inc.	44,407,799	115,632	-	-	41,679,852
Online Resources Corp.	11,137,655	5,478,469	-	-	13,934,435
Parker Drilling Co.	61,102,482	5,094,503	33,643,837	-	-
PowerSecure International, Inc.	10,725,818	2,831,597	-	-	12,122,323
Sangamo Biosciences, Inc.	43,711,633	469,948	-	-	34,341,968
Total	$ 432,622,426	$ 70,089,888	$ 44,085,775	$ 1,219,890	$ 398,308,346
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,137,805,202	$ 7,722,787,888	$ 415,013,978	$ 3,336
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	492
Cost of Purchases	2,844
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 3,336

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,841,329,883. Net unrealized appreciation aggregated $296,475,319, of which $1,058,840,060 related to appreciated investment securities and $762,364,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2008

1.799889.104

VIPVS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.9%
Johnson Controls, Inc.	52,600	$ 1,777,880
The Goodyear Tire & Rubber Co. (a)	68,500	1,767,300
		3,545,180
Automobiles - 1.0%
Fiat SpA	67,800	1,566,692
Renault SA	19,000	2,102,537
		3,669,229
Diversified Consumer Services - 1.4%
H&R Block, Inc.	109,500	2,273,220
Hillenbrand, Inc. (a)	26,500	585,650
Princeton Review, Inc. (a)	67,730	533,035
Regis Corp.	51,300	1,410,237
Service Corp. International	39,702	402,578
		5,204,720
Hotels, Restaurants & Leisure - 1.3%
IHOP Corp. (d)	45,300	2,169,870
McCormick & Schmick's Seafood Restaurants (a)	47,200	549,880
Vail Resorts, Inc. (a)(d)	45,900	2,216,511
		4,936,261
Household Durables - 3.0%
Black & Decker Corp.	25,400	1,678,940
Centex Corp.	86,400	2,091,744
Ethan Allen Interiors, Inc.	38,200	1,086,026
KB Home	61,000	1,508,530
Leggett & Platt, Inc.	43,800	667,950
Pulte Homes, Inc.	57,900	842,445
The Stanley Works	30,200	1,438,124
Whirlpool Corp.	25,300	2,195,534
		11,509,293
Leisure Equipment & Products - 1.0%
Brunswick Corp.	92,400	1,475,628
Eastman Kodak Co.	104,100	1,839,447
MarineMax, Inc. (a)(d)	38,400	478,464
		3,793,539
Media - 2.8%
Cinemark Holdings, Inc.	67,100	858,209
Clear Channel Communications, Inc.	56,800	1,659,696
E.W. Scripps Co. Class A	48,600	2,041,686
Grupo Televisa SA de CV (CPO) sponsored ADR	69,700	1,689,528
Lamar Advertising Co. Class A (d)	23,900	858,727
Liberty Media Corp. - Capital Series A (a)	75,900	1,194,666
Live Nation, Inc. (a)(d)	98,497	1,194,769
Regal Entertainment Group Class A	63,200	1,219,128
		10,716,409
Multiline Retail - 0.4%
Tuesday Morning Corp.	313,581	1,624,350

	Shares	Value
Specialty Retail - 5.0%
Advance Auto Parts, Inc.	46,000	$ 1,566,300
AnnTaylor Stores Corp. (a)	11,600	280,488
Asbury Automotive Group, Inc.	87,759	1,207,564
Citi Trends, Inc. (a)	95,640	1,764,558
Collective Brands, Inc. (a)(d)	101,850	1,234,422
Group 1 Automotive, Inc. (d)	52,900	1,242,092
Jos. A. Bank Clothiers, Inc. (a)(d)	75,178	1,541,149
Lithia Motors, Inc. Class A (sub. vtg.) (d)	43,900	446,024
Lowe's Companies, Inc.	29,600	679,024
OfficeMax, Inc.	88,509	1,694,062
PetSmart, Inc.	76,800	1,569,792
Sherwin-Williams Co.	27,500	1,403,600
Staples, Inc.	105,700	2,337,027
The Men's Wearhouse, Inc.	25,200	586,404
Tween Brands, Inc. (a)	33,300	823,842
Williams-Sonoma, Inc.	38,400	930,816
		19,307,164
Textiles, Apparel & Luxury Goods - 0.9%
Adidas-Salomon AG	21,600	1,435,857
Carter's, Inc. (a)	39,500	637,925
Liz Claiborne, Inc.	85,700	1,555,455
		3,629,237
TOTAL CONSUMER DISCRETIONARY		67,935,382
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
Cott Corp. (a)	88,242	313,738
Fomento Economico Mexicano SA de CV sponsored ADR	39,600	1,654,488
		1,968,226
Food & Staples Retailing - 1.3%
SUPERVALU, Inc.	40,800	1,223,184
Sysco Corp.	52,600	1,526,452
Winn-Dixie Stores, Inc. (a)(d)	124,570	2,237,277
		4,986,913
Food Products - 1.4%
Cermaq ASA	88,500	1,120,847
Lighthouse Caledonia ASA (d)	154,226	126,886
Marine Harvest ASA (a)(d)	2,937,000	1,718,556
TreeHouse Foods, Inc. (a)	58,325	1,333,310
Tyson Foods, Inc. Class A	61,800	985,710
		5,285,309
Household Products - 0.5%
Energizer Holdings, Inc. (a)	22,200	2,008,656
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	34,500	807,990
TOTAL CONSUMER STAPLES		15,057,094
Common Stocks - continued
	Shares	Value
ENERGY - 11.4%
Energy Equipment & Services - 2.4%
Expro International Group PLC	21,265	$ 493,682
Global Industries Ltd. (a)	48,023	772,690
Grey Wolf, Inc. (a)	207,208	1,404,870
National Oilwell Varco, Inc. (a)	37,100	2,165,898
Parker Drilling Co. (a)	62,800	405,688
Patterson-UTI Energy, Inc.	42,000	1,099,560
Petroleum Geo-Services ASA	69,700	1,724,435
Pride International, Inc. (a)	13,100	457,845
Subsea 7, Inc. (a)(d)	30,600	690,975
T-3 Energy Services, Inc. (a)	1,500	63,840
		9,279,483
Oil, Gas & Consumable Fuels - 9.0%
Arch Coal, Inc.	43,500	1,892,250
Boardwalk Pipeline Partners, LP	22,300	548,803
Cabot Oil & Gas Corp.	93,682	4,762,793
Canadian Natural Resources Ltd.	22,000	1,505,883
Chesapeake Energy Corp.	44,200	2,039,830
Copano Energy LLC	38,088	1,302,229
El Paso Pipeline Partners LP	6,700	151,822
Energy Transfer Equity LP	20,200	631,048
Forest Oil Corp. (a)	34,500	1,689,120
Hess Corp.	22,000	1,939,960
Holly Corp.	13,400	581,694
International Coal Group, Inc. (a)	19,600	124,460
James River Coal Co. (a)	13,500	236,520
Niko Resources Ltd.	5,900	478,448
NuStar GP Holdings LLC	28,938	732,421
OPTI Canada, Inc. (a)	61,200	1,031,327
Petrohawk Energy Corp. (a)	130,670	2,635,614
Petroplus Holdings AG (a)	10,388	639,085
Quicksilver Gas Services LP	61,732	1,511,199
Ship Finance International Ltd. (NY Shares)	20,300	533,484
Southwestern Energy Co. (a)	56,600	1,906,854
Teekay Corp.	7,100	301,537
Tesoro Corp.	39,400	1,182,000
Ultra Petroleum Corp. (a)	57,600	4,464,000
Valero Energy Corp.	31,800	1,561,698
		34,384,079
TOTAL ENERGY		43,663,562
FINANCIALS - 17.6%
Capital Markets - 2.6%
Ares Capital Corp.	3,100	38,967
Cohen & Steers, Inc. (d)	25,895	685,959
EFG International	29,326	1,003,961
Fortress Investment Group LLC (d)	51,600	633,648
Julius Baer Holding AG	19,396	1,429,580
KBW, Inc. (a)(d)	49,400	1,089,270
KKR Private Equity Investors, LP	89,447	1,104,670

	Shares	Value
Lehman Brothers Holdings, Inc.	68,700	$ 2,585,868
Pzena Investment Management, Inc. (d)	36,500	413,180
T. Rowe Price Group, Inc.	19,800	990,000
		9,975,103
Commercial Banks - 2.5%
Associated Banc-Corp.	54,800	1,459,324
Center Financial Corp., California	17,202	155,850
CVB Financial Corp. (d)	87,700	912,957
First Midwest Bancorp, Inc., Delaware	2,900	80,533
IBERIABANK Corp.	1,800	79,650
Intervest Bancshares Corp. Class A	14,738	141,337
PNC Financial Services Group, Inc.	25,200	1,652,364
Renasant Corp.	7,958	179,055
Sumitomo Mitsui Financial Group, Inc.	39	259,057
Taylor Capital Group, Inc.	14,900	244,658
UCBH Holdings, Inc. (d)	131,102	1,017,352
UnionBanCal Corp.	48,000	2,355,840
West Coast Bancorp, Oregon	11,600	169,244
Wilshire Bancorp, Inc.	23,103	176,507
Wintrust Financial Corp.	13,926	486,714
		9,370,442
Consumer Finance - 0.1%
Discover Financial Services	22,200	363,414
Diversified Financial Services - 1.3%
Bursa Malaysia Bhd	73,400	207,682
JPMorgan Chase & Co.	47,500	2,040,125
KKR Financial Holdings LLC	84,400	1,068,504
Maiden Holdings Ltd. (e)	23,100	184,800
MarketAxess Holdings, Inc. (a)	153,541	1,526,198
		5,027,309
Insurance - 3.4%
American International Group, Inc.	45,444	1,965,453
American Safety Insurance Group Ltd. (a)	69,649	1,190,998
Argo Group International Holdings, Ltd. (a)	39,127	1,389,791
Everest Re Group Ltd.	19,400	1,736,882
Genworth Financial, Inc. Class A (non-vtg.)	29,600	670,144
LandAmerica Financial Group, Inc. (d)	18,160	716,775
Principal Financial Group, Inc.	34,900	1,944,628
Stewart Information Services Corp.	9,600	268,704
The First American Corp.	23,996	814,424
United America Indemnity Ltd. Class A (a)	66,360	1,278,094
XL Capital Ltd. Class A	35,400	1,046,070
		13,021,963
Real Estate Investment Trusts - 3.6%
Alexandria Real Estate Equities, Inc.	21,499	1,993,387
Annaly Capital Management, Inc.	87,300	1,337,436
Corporate Office Properties Trust (SBI)	40,600	1,364,566
Developers Diversified Realty Corp.	21,300	892,044
General Growth Properties, Inc.	52,100	1,988,657
Highwoods Properties, Inc. (SBI)	13,400	416,338
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	36,000	$ 1,485,720
Public Storage	14,175	1,256,189
Simon Property Group, Inc.	2,800	260,148
SL Green Realty Corp.	16,900	1,376,843
Taubman Centers, Inc.	5,000	260,500
Vornado Realty Trust	11,900	1,025,899
		13,657,727
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)(d)	178,000	3,851,920
Forestar Real Estate Group, Inc. (a)	38,166	950,715
The St. Joe Co. (d)	42,700	1,833,111
		6,635,746
Thrifts & Mortgage Finance - 2.4%
Downey Financial Corp. (d)	14,900	273,862
Encore Bancshares, Inc.	4,406	77,105
Fannie Mae	103,100	2,713,592
FirstFed Financial Corp. (a)(d)	54,500	1,479,675
Freddie Mac	25,600	648,192
MGIC Investment Corp. (d)	61,700	649,701
NewAlliance Bancshares, Inc.	77,800	953,828
Washington Federal, Inc.	108,100	2,469,004
		9,264,959
TOTAL FINANCIALS		67,316,663
HEALTH CARE - 5.3%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (a)	24,800	456,816
GTx, Inc. (a)(d)	44,327	712,778
Theravance, Inc. (a)(d)	85,080	895,892
		2,065,486
Health Care Equipment & Supplies - 0.7%
Covidien Ltd.	29,250	1,294,313
Hillenbrand Industries, Inc.	32,700	1,563,060
		2,857,373
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	41,800	999,020
Capital Senior Living Corp. (a)	86,155	693,548
Emeritus Corp. (a)	61,056	1,273,628
HealthSouth Corp. (a)(d)	91,000	1,618,890
Henry Schein, Inc. (a)	14,803	849,692
Universal American Financial Corp. (a)	104,018	1,102,591
Universal Health Services, Inc. Class B	25,600	1,374,464
VCA Antech, Inc. (a)	27,600	754,860
		8,666,693
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc.	24,000	970,320

	Shares	Value
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A (a)(d)	101,100	$ 2,649,831
Barr Pharmaceuticals, Inc. (a)	31,283	1,511,282
BioForm Medical, Inc. (d)	124,100	570,860
XenoPort, Inc. (a)	26,500	1,072,455
		5,804,428
TOTAL HEALTH CARE		20,364,300
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.3%
Heico Corp. Class A	27,500	1,078,825
Building Products - 0.6%
Masco Corp.	43,600	864,588
Owens Corning (a)	80,100	1,452,213
Universal Forest Products, Inc.	1,500	48,300
		2,365,101
Commercial Services & Supplies - 4.9%
ACCO Brands Corp. (a)(d)	133,949	1,817,688
Allied Waste Industries, Inc. (a)	209,700	2,266,857
Avery Dennison Corp.	19,500	960,375
CDI Corp.	27,112	679,156
Cenveo, Inc. (a)	85,093	890,073
Consolidated Graphics, Inc. (a)	8,400	470,820
CoStar Group, Inc. (a)	14,850	638,550
EnergySolutions, Inc.	55,700	1,277,758
Equifax, Inc.	42,500	1,465,400
First Advantage Corp. Class A (a)	37,931	803,758
GeoEye, Inc. (a)	46,100	1,198,139
Manpower, Inc.	14,900	838,274
Monster Worldwide, Inc. (a)	49,300	1,193,553
R.R. Donnelley & Sons Co.	59,300	1,797,383
The Brink's Co.	34,517	2,318,852
Waste Services, Inc. (a)	7,406	60,137
		18,676,773
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	26,900	1,055,556
Great Lakes Dredge & Dock Corp.	140,435	726,049
Grupo Acciona SA	3,000	803,428
MYR Group, Inc. (a)(e)	19,700	275,800
Outotec Oyj	1,500	79,798
Shaw Group, Inc. (a)	25,100	1,183,214
URS Corp. (a)	70,636	2,309,091
		6,432,936
Electrical Equipment - 2.0%
Acuity Brands, Inc.	45,300	1,945,635
Belden, Inc.	35,300	1,246,796
Cooper Industries Ltd. Class A	20,400	819,060
Prysmian SpA	77,400	1,651,801
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vestas Wind Systems AS (a)	12,700	$ 1,387,258
Zumtobel AG	21,200	562,903
		7,613,453
Industrial Conglomerates - 0.3%
Siemens AG (Reg.)	11,800	1,285,492
Machinery - 2.9%
Accuride Corp. (a)	188,574	1,542,535
Albany International Corp. Class A	63,300	2,287,662
Commercial Vehicle Group, Inc. (a)	22,800	225,948
Eaton Corp.	17,200	1,370,324
GEA Group AG	16,400	551,437
Ingersoll-Rand Co. Ltd. Class A	36,000	1,604,880
Navistar International Corp. (a)	29,400	1,768,410
NGK Insulators Ltd.	10,000	178,873
Oshkosh Co.	23,000	834,440
PACCAR, Inc.	4,300	193,500
Sulzer AG (Reg.)	332	438,923
		10,996,932
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	112,507	1,152,072
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	68,300	2,146,669
Knight Transportation, Inc.	78,000	1,283,880
Landstar System, Inc.	9,100	474,656
Old Dominion Freight Lines, Inc. (a)	21,471	683,422
P.A.M. Transportation Services, Inc. (a)	57,626	896,661
		5,485,288
Trading Companies & Distributors - 0.6%
ERIKS Group NV (Certificaten Van Aandelen) unit	6,491	470,323
Rush Enterprises, Inc.:
Class A (a)	105,546	1,671,849
Class B (a)	8,000	117,440
		2,259,612
TOTAL INDUSTRIALS		57,346,484
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.5%
Dycom Industries, Inc. (a)	69,300	832,293
Juniper Networks, Inc. (a)	7,800	195,000
Powerwave Technologies, Inc. (a)	220,943	563,405
RADWARE Ltd. (a)	47,104	481,403
		2,072,101
Computers & Peripherals - 1.3%
NCR Corp. (a)	157,100	3,586,593
Western Digital Corp. (a)	55,700	1,506,128
		5,092,721

	Shares	Value
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	23,500	$ 701,005
Arrow Electronics, Inc. (a)	47,900	1,611,835
Avnet, Inc. (a)	49,750	1,628,318
Bell Microproducts, Inc. (a)	205,315	418,843
Ingram Micro, Inc. Class A (a)	64,600	1,022,618
Itron, Inc. (a)(d)	41,030	3,702,137
Jabil Circuit, Inc.	43,489	411,406
Tyco Electronics Ltd.	47,750	1,638,780
		11,134,942
Internet Software & Services - 1.9%
Dice Holdings, Inc.	178,426	1,589,776
Kaboose, Inc. (a)	135,000	193,308
Move, Inc. (a)	1,128,400	3,475,472
VeriSign, Inc. (a)	60,400	2,007,696
		7,266,252
IT Services - 2.5%
Accenture Ltd. Class A	35,299	1,241,466
Fiserv, Inc. (a)	33,400	1,606,206
Global Cash Access Holdings, Inc. (a)	104,018	609,545
Sapient Corp. (a)	211,402	1,471,358
Satyam Computer Services Ltd. sponsored ADR	54,300	1,226,637
Unisys Corp. (a)	668,100	2,959,683
VeriFone Holdings, Inc. (a)	16,900	268,203
		9,383,098
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	76,400	1,408,052
Applied Materials, Inc.	59,676	1,164,279
ASML Holding NV (NY Shares)	51,100	1,267,791
Atmel Corp. (a)	427,200	1,486,656
Infineon Technologies AG sponsored ADR (a)	114,700	805,194
Lam Research Corp. (a)	3,000	114,660
National Semiconductor Corp.	66,900	1,225,608
NEC Electronics Corp. (a)	41,500	809,020
ON Semiconductor Corp. (a)	407,191	2,312,845
Spansion, Inc. Class A (a)	132,333	363,916
Varian Semiconductor Equipment Associates, Inc. (a)	47,900	1,348,385
Xilinx, Inc.	19,700	467,875
Zoran Corp. (a)	85,554	1,168,668
		13,942,949
Software - 1.5%
CompuGROUP Holding AG (a)	19,600	262,995
Electronic Arts, Inc. (a)	20,500	1,023,360
EPIQ Systems, Inc. (a)	80,564	1,250,353
Gameloft (a)	138,169	597,631
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Misys PLC	467,021	$ 1,283,461
THQ, Inc. (a)	46,400	1,011,520
Voltaire Ltd.	55,000	274,450
		5,703,770
TOTAL INFORMATION TECHNOLOGY		54,595,833
MATERIALS - 6.7%
Chemicals - 4.0%
Albemarle Corp.	58,900	2,151,028
Arkema sponsored ADR (a)	23,100	1,291,614
Calgon Carbon Corp. (a)	138,294	2,081,325
Celanese Corp. Class A	7,400	288,970
Chemtura Corp.	136,144	999,297
FMC Corp.	700	38,843
H.B. Fuller Co.	63,700	1,300,117
Innospec, Inc.	57,568	1,220,442
Methanex Corp.	4,300	113,092
Minerals Technologies, Inc.	34,611	2,173,571
Nalco Holding Co.	46,800	989,820
OM Group, Inc. (a)	6,300	343,602
Rockwood Holdings, Inc. (a)	16,100	527,597
Rohm & Haas Co.	17,400	940,992
Tronox, Inc. Class A	81,900	326,781
W.R. Grace & Co. (a)	8,000	182,560
Zoltek Companies, Inc. (a)(d)	8,700	230,724
		15,200,375
Construction Materials - 0.2%
Eagle Materials, Inc. (d)	27,100	963,405
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	16,400	412,624
Rock-Tenn Co. Class A	13,400	401,598
Temple-Inland, Inc.	64,500	820,440
		1,634,662
Metals & Mining - 2.0%
AK Steel Holding Corp.	19,500	1,061,190
Allegheny Technologies, Inc.	9,600	685,056
First Uranium Corp. (a)	135,200	1,003,530
Kinross Gold Corp.	25,600	571,050
Lihir Gold Ltd. (a)	176,848	580,316
Newcrest Mining Ltd.	31,431	958,704
Randgold Resources Ltd. sponsored ADR	15,600	722,904
Shore Gold, Inc. (a)	373,000	1,471,508
ZincOx Resources PLC (a)	148,079	543,578
		7,597,836
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	11,292	261,297
TOTAL MATERIALS		25,657,575

	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	370,740	$ 1,579,352
Global Crossing Ltd. (a)	93,432	1,416,429
Qwest Communications International, Inc.	333,600	1,511,208
		4,506,989
UTILITIES - 6.4%
Electric Utilities - 2.8%
Allegheny Energy, Inc.	48,173	2,432,737
E.ON AG	7,700	1,425,321
Edison International	28,600	1,401,972
Entergy Corp.	10,300	1,123,524
Exelon Corp.	15,300	1,243,431
Pepco Holdings, Inc.	43,700	1,080,264
PPL Corp.	43,500	1,997,520
Public Power Corp. of Greece	5,900	257,991
		10,962,760
Independent Power Producers & Energy Traders - 3.3%
AES Corp. (a)	119,000	1,983,730
Clipper Windpower PLC (a)(f)	163,141	1,652,552
Constellation Energy Group, Inc.	24,911	2,198,894
NRG Energy, Inc. (a)	133,376	5,200,321
Reliant Energy, Inc. (a)	71,252	1,685,110
		12,720,607
Multi-Utilities - 0.3%
PNM Resources, Inc.	64,249	801,185
Wisconsin Energy Corp.	4,600	202,354
		1,003,539
TOTAL UTILITIES		24,686,906
TOTAL COMMON STOCKS (Cost $422,705,252)		381,130,788
Money Market Funds - 7.0%

Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c) (Cost $26,792,625)	26,792,625	26,792,625
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $449,497,877)	407,923,413
NET OTHER ASSETS - (6.4)%	(24,513,462)
NET ASSETS - 100%	$ 383,409,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $460,600 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,536
Fidelity Securities Lending Cash Central Fund	135,625
Total	$ 137,161
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 407,923,413	$ 402,534,087	$ 5,113,526	$ 275,800
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 256,100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	19,700
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 275,800

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $451,342,758. Net unrealized depreciation aggregated $43,419,345, of which $25,947,850 related to appreciated investment securities and $69,367,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008